UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21732
MGI Funds

(Exact name of registrant as specified in charter)
99 High Street
Boston, MA 02110

(Address of principal executive offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 747-9500
Date of fiscal year end: March 31, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments. — The schedule of investments for the period ended December 31, 2009, is filed herewith.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Advertising — 0.1%

9,200	Omnicom Group, Inc.	360,180

	Aerospace & Defense — 1.5%

25,800	Goodrich Corp.	1,657,650
276	Lockheed Martin Corp.	20,797
700	Northrop Grumman Corp.	39,095
9,200	Rockwell Collins, Inc.	509,312
3,400	Spirit Aerosystems Holdings, Inc. Class A*	67,524
1,100	TransDigm Group, Inc.	52,239
42,500	United Technologies Corp.	2,949,925

		5,296,542

	Agriculture — 3.1%

60,000	Altria Group, Inc.	1,177,800
35,700	Archer-Daniels-Midland Co.	1,117,767
7,100	Lorillard, Inc.	569,633
71,400	Monsanto Co.	5,836,950
48,900	Philip Morris International, Inc.	2,356,491

		11,058,641

	Airlines — 0.1%

5,500	Copa Holdings SA Class A	299,585

	Apparel — 0.7%

9,300	Coach, Inc.	339,729
29,620	NIKE, Inc. Class B	1,956,993
1,900	Phillips-Van Heusen Corp.	77,292
1,000	Polo Ralph Lauren Corp.	80,980

		2,454,994

	Auto Manufacturers — 0.0%

700	PACCAR, Inc.	25,389

	Auto Parts & Equipment — 0.2%

9,200	BorgWarner, Inc.	305,624
3,900	Johnson Controls, Inc.	106,236
5,000	WABCO Holdings, Inc.	128,950

		540,810

	Banks — 0.2%

8,300	Bank of New York Mellon Corp. (The)	232,151
1,400	Capital One Financial Corp.	53,676
400	Northern Trust Corp.	20,960

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

8,800	State Street Corp.	383,152
1,500	Wells Fargo & Co.	40,485

		730,424

	Beverages — 2.3%

60,576	Coca-Cola Co. (The)	3,452,832
68,700	Coca-Cola Enterprises, Inc.	1,456,440
5,900	Green Mountain Coffee Roasters, Inc.*	480,673
3,400	Hansen Natural Corp.*	130,560
20,800	Pepsi Bottling Group, Inc.	780,000
29,608	PepsiCo, Inc.	1,800,166

		8,100,671

	Biotechnology — 2.0%

400	Amgen, Inc.*	22,628
4,000	Biogen Idec, Inc.*	214,000
25,308	Celgene Corp.*	1,409,149
8,500	Charles River Laboratories International, Inc.*	286,365
10,700	Dendreon Corp.*	281,196
60,200	Genzyme Corp.*	2,950,402
39,440	Illumina, Inc.*	1,208,836
11,900	Life Technologies Corp.*	621,537
2,000	Millipore Corp.*	144,700

		7,138,813

	Building Materials — 0.1%

5,900	Eagle Materials, Inc.	153,695
900	Lennox International, Inc.	35,136

		188,831

	Chemicals — 0.9%

11,200	Air Products & Chemicals, Inc.	907,872
800	Albemarle Corp.	29,096
800	Ashland, Inc.	31,696
29,300	Ecolab, Inc.	1,306,194
8,600	EI Du Pont de Nemours & Co.	289,562
1,900	Lubrizol Corp.	138,605
3,500	Praxair, Inc.	281,085
12,900	RPM International, Inc.	262,257
700	Sherwin-Williams Co. (The)	43,155
700	Terra Industries, Inc.	22,533

		3,312,055

	Coal — 0.0%

900	Alpha Natural Resources, Inc.*	39,042
400	Consol Energy, Inc.	19,920

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Coal — continued

200	Massey Energy Co.	8,402
400	Walter Energy, Inc.	30,124

		97,488

	Commercial Services — 5.0%

11,300	Brink’s Home Security Holdings, Inc.*	368,832
1,100	Career Education Corp.*	25,641
1,400	Corrections Corp. of America *	34,370
1,400	FTI Consulting, Inc.*	66,024
66,300	Iron Mountain, Inc.*	1,508,988
4,800	Lender Processing Services, Inc.	195,168
18,200	Mastercard, Inc. Class A	4,658,836
2,600	McKesson Corp.	162,500
5,600	Monster Worldwide, Inc.*	97,440
7,800	Moody’s Corp.	209,040
4,800	RR Donnelley & Sons Co.	106,896
400	SAIC, Inc.*	7,576
25,400	Total System Services, Inc.	438,658
1,800	Verisk Analytics, Inc. Class A*	54,504
109,800	Visa, Inc. Class A	9,603,108
10,700	Western Union Co. (The)	201,695

		17,739,276

	Computers — 12.3%

43,100	Accenture Plc	1,788,650
1,900	Affiliated Computer Services, Inc. Class A*	113,411
72,041	Apple, Inc.*	15,190,565
7,200	Cadence Design Systems, Inc.*	43,128
136,000	Cognizant Technology Solutions Corp. Class A*	6,160,800
15,100	Dell, Inc.*	216,836
2,492	EMC Corp.*	43,535
5,200	Factset Research Systems, Inc.	342,524
147,901	Hewlett-Packard Co.	7,618,381
600	IHS, Inc. Class A*	32,886
68,040	International Business Machines Corp.	8,906,436
19,100	MICROS Systems, Inc.*	592,673
18,200	NetApp, Inc.*	625,898
3,600	Seagate Technology	65,484
18,000	Synopsys, Inc.*	401,040
31,400	Teradata Corp.*	986,902
2,800	Western Digital Corp.*	123,620

		43,252,769

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Cosmetics & Personal Care — 0.5%

1,700	Avon Products, Inc.	53,550
11,784	Colgate-Palmolive Co.	968,056
9,854	Procter & Gamble Co.	597,448
1,700	The Estee Lauder Cos., Inc. Class A	82,212

		1,701,266

	Distribution & Wholesale — 0.5%

38,250	Fastenal Co.	1,592,730
2,400	W.W. Grainger, Inc.	232,392
1,300	WESCO International, Inc.*	35,113

		1,860,235

	Diversified Financial Services — 5.2%

2,400	American Express Co.	97,248
175,200	Charles Schwab Corp. (The)	3,297,264
5,900	CME Group, Inc.	1,982,105
7,400	Federated Investors, Inc. Class B	203,500
300	Franklin Resources, Inc.	31,605
17,600	Goldman Sachs Group, Inc.	2,971,584
200	Greenhill & Co., Inc.	16,048
39,300	IntercontinentalExchange, Inc.*	4,413,390
58,400	Invesco, Ltd.	1,371,816
86,600	JPMorgan Chase & Co.	3,608,622
7,300	NYSE Euronext	184,690
17,100	SLM Corp.*	192,717
2,000	Waddell & Reed Financial, Inc. Class A	61,080

		18,431,669

	Electric — 0.5%

27,800	AES Corp. (The)*	370,018
300	Calpine Corp.*	3,300
8,400	Constellation Energy Group, Inc.	295,428
1,700	DPL, Inc.	46,920
13,800	FPL Group, Inc.	728,916
1,700	ITC Holdings Corp.	88,553
17,500	NV Energy, Inc.	216,650

		1,749,785

	Electrical Components & Equipment — 0.0%

300	Emerson Electric Co.	12,780

	Electronics — 0.9%

7,700	Agilent Technologies, Inc.*	239,239
6,000	Amphenol Corp. Class A	277,080
11,300	Arrow Electronics, Inc.*	334,593

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued

12,800	Avnet, Inc.*	386,048
7,500	Dolby Laboratories, Inc. Class A*	357,975
39,800	FLIR Systems, Inc.*	1,302,256
4,500	Gentex Corp.	80,325
3,000	PerkinElmer, Inc.	61,770
2,200	Thermo Fisher Scientific, Inc.*	104,918
600	Waters Corp.*	37,176

		3,181,380

	Energy-Alternate Sources — 0.4%

9,000	First Solar, Inc.*	1,218,600

	Engineering & Construction — 0.0%

4,200	Aecom Technology Corp.*	115,500
200	Fluor Corp.	9,008
700	Shaw Group, Inc.*	20,125

		144,633

	Entertainment — 0.2%

41,300	International Game Technology	775,201

	Environmental Control — 0.0%

4,000	Nalco Holding Co.	102,040

	Food — 0.2%

7,000	Dean Foods Co.*	126,280
1,300	Hormel Foods Corp.	49,985
2,600	Sysco Corp.	72,644
13,200	Whole Foods Market, Inc.*	362,340

		611,249

	Health Care - Products — 4.2%

57,722	Baxter International, Inc.	3,387,127
3,500	Beckman Coulter, Inc.	229,040
1,864	Becton Dickinson and Co.	146,995
25,900	Boston Scientific Corp.*	233,100
1,100	Edwards Lifesciences Corp.*	95,535
1,500	Henry Schein, Inc.*	78,900
1,400	Hill-Rom Holdings, Inc.	33,586
4,100	Hologic, Inc.*	59,450
1,800	IDEXX Laboratories, Inc.*	96,192
14,800	Intuitive Surgical, Inc.*	4,489,136
7,800	Inverness Medical Innovations, Inc.*	323,778
18,170	Johnson & Johnson	1,170,330
4,400	Kinetic Concepts, Inc.*	165,660
5,200	Medtronic, Inc.	228,696

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued

43,200	Mindray Medical International, Ltd. Class A, ADR	1,465,344
6,000	Resmed, Inc.*	313,620
4,500	St Jude Medical, Inc.*	165,510
8,880	Stryker Corp.	447,285
38,700	Varian Medical Systems, Inc.*	1,813,095

		14,942,379

	Health Care - Services — 0.3%

900	Aetna, Inc.	28,530
3,200	Community Health Systems, Inc.*	113,920
2,700	Covance, Inc.*	147,339
7,200	Coventry Health Care, Inc.*	174,888
500	Humana, Inc.*	21,945
1,300	Laboratory Corp. of America Holdings *	97,292
3,000	Pediatrix Medical Group, Inc.*	180,330
22,200	Tenet Healthcare Corp.*	119,658
1,000	Universal Health Services, Inc. Class B	30,500
4,300	WellPoint, Inc.*	250,647

		1,165,049

	Household Products & Wares — 0.0%

84	Kimberly-Clark Corp.	5,352
2,200	Scotts Miracle-Gro Co. (The) Class A	86,482

		91,834

	Insurance — 0.2%

1,300	Aflac, Inc.	60,125
10,200	American International Group, Inc.*	305,796
1,000	CIGNA Corp.	35,270
4,600	Fidelity National Financial, Inc. Class A	61,916
5,200	Genworth Financial, Inc. Class A*	59,020
2,600	Lincoln National Corp.	64,688
4,300	Principal Financial Group, Inc.	103,372
900	Prudential Financial, Inc.	44,784
1,100	Validus Holdings, Ltd.	29,634
1,200	WR Berkley Corp.	29,568

		794,173

	Internet — 9.3%

1,300	Akamai Technologies, Inc.*	32,929
59,384	Amazon.Com, Inc.*	7,988,336
62,800	eBay, Inc.*	1,478,312
23,900	Equinix, Inc.*	2,536,985
36,800	Expedia, Inc.*	946,128
1,000	F5 Networks, Inc.*	52,980

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Internet — continued

22,840	Google, Inc. Class A*	14,160,343
3,400	IAC/InterActiveCorp *	69,632
800	McAfee, Inc.*	32,456
500	NetFlix, Inc.*	27,570
19,300	priceline.com, Inc.*	4,217,050
5,100	VeriSign, Inc.*	123,624
2,266	WebMD Health Corp.*	87,218
54,100	Yahoo!, Inc.*	907,798

		32,661,361

	Iron & Steel — 0.3%

25,300	Cliffs Natural Resources, Inc.	1,166,077

	Leisure Time — 0.4%

42,472	Carnival Corp.*	1,345,938
4,000	WMS Industries, Inc.*	160,000

		1,505,938

	Lodging — 0.6%

90,400	Las Vegas Sands Corp.*	1,350,576
13,176	Marriott International, Inc. Class A	359,047
25,200	MGM Mirage *	229,824
2,200	Starwood Hotels & Resorts Worldwide, Inc.	80,454

		2,019,901

	Machinery - Construction & Mining — 0.0%

500	Caterpillar, Inc.	28,495

	Machinery - Diversified — 0.6%

28,000	Deere & Co.	1,514,520
600	Flowserve Corp.	56,718
2,500	Rockwell Automation, Inc.	117,450
12,300	Zebra Technologies Corp. Class A*	348,828

		2,037,516

	Media — 0.6%

4,500	Comcast Corp. Class A	75,870
8,300	DIRECTV Class A*	276,805
30,400	Discovery Communications, Inc.*	806,208
19,100	McGraw-Hill Cos. (The), Inc.	640,041
6,800	Scripps Networks Interactive, Inc. Class A	282,200

		2,081,124

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Metal Fabricate & Hardware — 0.1%

2,900	Precision Castparts Corp.	320,015

	Mining — 0.7%

2,800	Alcoa, Inc.	45,136
600	Compass Minerals International, Inc.	40,314
17,700	Freeport-McMoran Copper & Gold, Inc. Class B*	1,421,133
13,700	Newmont Mining Corp.	648,147
300	Royal Gold, Inc.	14,130
3,600	Southern Copper Corp.	118,476

		2,287,336

	Miscellaneous - Manufacturing — 1.6%

4,100	3M Co.	338,947
8,900	Brink’s Co. (The)	216,626
1,100	Carlisle Cos., Inc.	37,686
2,900	Crane Co.	88,798
47,200	Danaher Corp.	3,549,440
700	Dover Corp.	29,127
10,900	Harsco Corp.	351,307
24,600	Honeywell International, Inc.	964,320

		5,576,251

	Oil & Gas — 3.7%

900	Atwood Oceanics, Inc.*	32,265
700	Diamond Offshore Drilling, Inc.	68,894
1,700	ENSCO International Plc, Sponsored ADR	67,898
34,400	EQT Corp.	1,510,848
33,482	Exxon Mobil Corp.	2,283,137
1,300	Frontier Oil Corp.	15,652
1,200	Helmerich & Payne, Inc.	47,856
16,600	Occidental Petroleum Corp.	1,350,410
32,500	Petroleo Brasileiro SA, ADR	1,549,600
1,200	Plains Exploration & Production Co.*	33,192
1,000	Pride International, Inc.*	31,910
3,900	Range Resources Corp.	194,415
87,400	Southwestern Energy Co.*	4,212,680
49,028	Suncor Energy, Inc.	1,731,179
3,500	Tesoro Corp.	47,425

		13,177,361

	Oil & Gas Services — 4.0%

1,700	Cameron International Corp.*	71,060
4,500	Dresser-Rand Group, Inc.*	142,245
1,500	Exterran Holdings, Inc.*	32,175
74,600	FMC Technologies, Inc.*	4,314,864

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas Services — continued

87,200	National Oilwell Varco, Inc.	3,844,648
1,900	Oceaneering International, Inc.*	111,188
84,600	Schlumberger, Ltd.	5,506,614

		14,022,794

	Packaging & Containers — 0.5%

12,900	Ball Corp.	666,930
41,900	Crown Holdings, Inc.*	1,071,802
5,400	Owens-Illinois, Inc.*	177,498

		1,916,230

	Pharmaceuticals — 6.3%

31,080	Abbott Laboratories	1,678,009
59,600	Allergan, Inc.	3,755,396
19,100	AmerisourceBergen Corp.	497,937
2,000	Amylin Pharmaceuticals, Inc.*	28,380
53,600	Bristol-Myers Squibb Co.	1,353,400
400	Express Scripts, Inc.*	34,580
59,200	Gilead Sciences, Inc.*	2,562,176
2,400	Herbalife, Ltd.	97,368
7,100	Hospira, Inc.*	362,100
86,400	Medco Health Solutions, Inc.*	5,521,824
41,930	Merck & Co., Inc.	1,532,122
48,400	Mylan, Inc.*	892,012
5,000	NBTY, Inc.*	217,700
3,000	Patterson Cos., Inc.*	83,940
64,310	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,612,936
2,900	VCA Antech, Inc.*	72,268

		22,302,148

	Pipelines — 0.0%

6,800	El Paso Corp.	66,844

	Real Estate — 0.0%

2,100	CB Richard Ellis Group, Inc. Class A*	28,497
2,100	St. Joe Co. (The)*	60,669

		89,166

	REITS — 0.0%
200	Public Storage REIT	16,290

	Retail — 8.2%

4,600	Abercrombie & Fitch Co. Class A	160,310
18,000	Advance Auto Parts, Inc.	728,640
4,200	Aeropostale, Inc.*	143,010
27,100	American Eagle Outfitters, Inc.	460,158
6,880	AutoZone, Inc.*	1,087,522

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

8,500	Bed Bath & Beyond, Inc.*	328,355
23,300	Best Buy Co., Inc.	919,418
1,500	Brinker International, Inc.	22,380
20,800	CarMax, Inc.*	504,400
400	Chico’s FAS, Inc.*	5,620
6,900	Chipotle Mexican Grill, Inc. Class A*	608,304
30,700	Costco Wholesale Corp.	1,816,519
3,778	CVS Caremark Corp.	121,689
18,700	Darden Restaurants, Inc.	655,809
3,500	Dick’s Sporting Goods, Inc.*	87,045
800	Dollar Tree, Inc.*	38,640
700	Family Dollar Stores, Inc.	19,481
6,800	Foot Locker, Inc.	75,752
200	Gap (The), Inc.	4,190
8,300	Home Depot, Inc.	240,119
50,400	Kohl’s Corp.*	2,718,072
3,500	Limited Brands, Inc.	67,340
22,284	McDonald’s Corp.	1,391,413
1,900	Nordstrom, Inc.	71,402
66,100	O’Reilly Automotive, Inc.*	2,519,732
18,700	Ross Stores, Inc.	798,677
60,100	Staples, Inc.	1,477,859
107,200	Starbucks Corp.*	2,472,032
32,500	Target Corp.	1,572,025
14,400	TJX Cos. (The), Inc.	526,320
4,200	Urban Outfitters, Inc.*	146,958
79,100	Wal-Mart Stores, Inc.	4,227,895
53,000	Walgreen Co.	1,946,160
23,700	Wendy’s/Arby’s Group, Inc.	111,153
2,000	Williams-Sonoma, Inc.	41,560
23,600	Yum! Brands, Inc.	825,292

		28,941,251

	Semiconductors — 3.4%

17,800	Analog Devices, Inc.	562,124
52,700	Broadcom Corp. Class A*	1,657,415
2,300	Cree, Inc.*	129,651
69,200	Intel Corp.	1,411,680
8,400	Intersil Corp. Class A	128,856
39,700	Lam Research Corp.*	1,556,637
44,200	Linear Technology Corp.	1,349,868
96,300	Marvell Technology Group, Ltd.*	1,998,225
5,700	Maxim Integrated Products, Inc.	115,710
17,400	Microchip Technology, Inc.	505,644
500	Micron Technology, Inc.*	5,280
7,700	National Semiconductor Corp.	118,272
12,800	Novellus Systems, Inc.*	298,752

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued

30,800	NVIDIA Corp.*	575,344
13,400	Rovi Corp.*	427,058
800	Silicon Laboratories, Inc.*	38,672
11,600	Teradyne, Inc.*	124,468
30,000	Texas Instruments, Inc.	781,800
9,600	Xilinx, Inc.	240,576

		12,026,032

	Software — 8.0%

9,900	Activision Blizzard, Inc.*	109,989
46,700	Adobe Systems, Inc.*	1,717,626
2,800	Allscripts-Misys Healthcare Solutions, Inc.*	56,644
16,800	Automatic Data Processing, Inc.	719,376
48,700	BMC Software, Inc.*	1,952,870
20,500	Broadridge Financial Solutions, Inc.	462,480
1,800	CA, Inc.	40,428
5,200	Cerner Corp.*	428,688
1,000	Citrix Systems, Inc.*	41,610
200	Dun & Bradstreet Corp.	16,874
7,900	Electronic Arts, Inc.*	140,225
36,040	Fidelity National Information Services, Inc.	844,778
13,200	Fiserv, Inc.*	639,936
14,900	Intuit, Inc.*	457,579
292,357	Microsoft Corp.	8,913,965
3,900	MSCI, Inc. Class A*	124,020
700	Nuance Communications, Inc.*	10,878
240,400	Oracle Corp.	5,899,416
400	Paychex, Inc.	12,256
6,800	Red Hat, Inc.*	210,120
50,800	Salesforce.com, Inc.*	3,747,516
10,300	Sybase, Inc.*	447,020
26,000	VMware, Inc. Class A*	1,101,880

		28,096,174

	Telecommunications — 7.4%

42,000	America Movil SA de CV Series L, ADR	1,973,160
37,100	American Tower Corp. Class A*	1,603,091
338,488	Cisco Systems, Inc.*	8,103,403
39,000	Corning, Inc.	753,090
7,800	Crown Castle International Corp.*	304,512
84,700	Juniper Networks, Inc.*	2,258,949
5,300	MetroPCS Communications, Inc.*	40,439
5,300	Motorola, Inc.*	41,128
600	NeuStar, Inc. Class A*	13,824

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued

231,200	Qualcomm, Inc.	10,695,312
4,000	SBA Communications Corp.*	136,640
4,100	tw telecom, Inc. Class A*	70,274

		25,993,822

	Toys, Games & Hobbies — 0.0%

800	Marvel Entertainment, Inc.*	43,264
2,700	Mattel, Inc.	53,946

		97,210

	Transportation — 1.4%

21,000	CH Robinson Worldwide, Inc.	1,233,330
1,100	Con-way, Inc.	38,401
800	Expeditors International Washington, Inc.	27,784
1,800	JB Hunt Transport Services, Inc.	58,086
1,000	Kansas City Southern *	33,290
800	Kirby Corp.*	27,864
53,600	Union Pacific Corp.	3,425,040

		4,843,795

	TOTAL COMMON STOCKS (COST $287,983,257)	348,651,872

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Bank Deposits — 1.2%

4,184,838	Euro Time Deposit, 0.01%, due 01/04/10	4,184,838

	TOTAL SHORT-TERM INVESTMENTS (COST $4,184,838)	4,184,838

	TOTAL INVESTMENTS — 99.9% (Cost $292,168,095)	352,836,710

	Other Assets and Liabilities (net) — 0.1%	268,017

	NET ASSETS — 100.0%	$353,104,726

	Notes to Schedule of Investments:

	Industry classifications are unaudited.

	REIT — Real Estate Investment Trust

	ADR — American Depository Receipt

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.7
Short-Term Investments	1.2
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%

	Advertising — 0.8%

67,860	Omnicom Group, Inc.	2,656,719

	Aerospace & Defense — 3.6%

27,010	General Dynamics Corp.	1,841,272
46,004	Northrop Grumman Corp.	2,569,323
42,498	Raytheon Co.	2,189,497
83,295	United Technologies Corp.	5,781,506

		12,381,598

	Agriculture — 1.3%

78,596	Archer-Daniels-Midland Co.	2,460,841
42,920	Philip Morris International, Inc.	2,068,315

		4,529,156

	Airlines — 0.0%

2,800	Copa Holdings SA Class A	152,516

	Apparel — 0.4%

22,380	NIKE, Inc. Class B	1,478,647

	Auto Manufacturers — 0.5%

21,000	Oshkosh Corp.	777,630
20,888	PACCAR, Inc.	757,608

		1,535,238

	Auto Parts & Equipment — 0.1%

10,800	TRW Automotive Holdings Corp.*	257,904

	Banks — 6.6%

565,304	Bank of America Corp.	8,513,478
35,470	BB&T Corp.	899,874
37,071	Capital One Financial Corp.	1,421,302
60,600	Comerica, Inc.	1,791,942
67,139	Fifth Third Bancorp	654,605
18,003	Northern Trust Corp.	943,357
17,335	State Street Corp.	754,766
59,405	US Bancorp	1,337,207
224,653	Wells Fargo & Co.	6,063,385

		22,379,916

	Beverages — 0.6%

16,965	Anheuser-Busch InBev NV, Sponsored ADR*	882,689
20,515	PepsiCo, Inc.	1,247,312

		2,130,001

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Biotechnology — 0.3%

16,039	Amgen, Inc.*	907,326

	Chemicals — 1.4%

11,190	Air Products & Chemicals, Inc.	907,061
28,930	Ashland, Inc.	1,146,207
6,800	Cabot Corp.	178,364
23,900	Lubrizol Corp.	1,743,505
10,235	Mosaic Co. (The)	611,337
9,200	WR Grace & Co.*	233,220

		4,819,694

	Coal — 0.8%

58,285	Peabody Energy Corp.	2,635,065

	Commercial Services — 3.1%

8,660	Apollo Group, Inc. Class A*	524,623
49,220	Equifax, Inc.	1,520,406
26,470	Hewitt Associates, Inc. Class A*	1,118,622
1,200	Lender Processing Services, Inc.	48,792
22,860	Manpower, Inc.	1,247,699
5,795	Mastercard, Inc. Class A	1,483,404
42,550	McKesson Corp.	2,659,375
23,165	Robert Half International, Inc.	619,200
29,260	SEI Investments Co.	512,635
48,300	Western Union Co. (The)	910,455

		10,645,211

	Computers — 3.4%

89,405	EMC Corp.*	1,561,905
114,810	Hewlett-Packard Co.	5,913,863
30,146	International Business Machines Corp.	3,946,112

		11,421,880

	Diversified Financial Services — 7.4%

66,595	American Express Co.	2,698,429
79,830	Discover Financial Services	1,174,299
6,405	Franklin Resources, Inc.	674,767
38,393	Goldman Sachs Group, Inc.	6,482,274
290,503	JPMorgan Chase & Co.	12,105,260
18,200	Morgan Stanley	538,720
88,770	SLM Corp.*	1,000,438
22,200	Waddell & Reed Financial, Inc. Class A	677,988

		25,352,175

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Electric — 3.5%

43,500	Ameren Corp.	1,215,825
53,219	American Electric Power Co., Inc.	1,851,489
89,940	Edison International	3,128,113
29,700	Great Plains Energy, Inc.	575,883
3,800	IDACORP, Inc.	121,410
18,900	Mirant Corp.*	288,603
52,300	NV Energy, Inc.	647,474
51,425	PG&E Corp.	2,296,126
34,110	Public Service Enterprise Group, Inc.	1,134,158
22,380	Southern Co. (The)	745,702

		12,004,783

	Electrical Components & Equipment — 0.2%

14,920	Emerson Electric Co.	635,592

	Electronics — 0.2%

13,055	Thermo Fisher Scientific, Inc.*	622,593
2,900	Tyco Electronics, Ltd.	71,195

		693,788

	Engineering & Construction — 0.1%

14,720	McDermott International, Inc.*	353,427

	Environmental Control — 0.5%

52,219	Waste Management, Inc.	1,765,524

	Food — 0.9%

18,819	Kellogg Co.	1,001,171
44,779	Nestle SA, Sponsored ADR	2,165,064

		3,166,235

	Gas — 0.9%

31,400	Sempra Energy	1,757,772
32,300	Southern Union Co.	733,210
26,900	UGI Corp.	650,711

		3,141,693

	Health Care - Products — 3.2%

74,599	Boston Scientific Corp.*	671,391
63,603	Covidien Plc	3,045,948
67,340	Johnson & Johnson	4,337,369
63,795	Medtronic, Inc.	2,805,704

		10,860,412

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 0.9%

27,760	DaVita, Inc.*	1,630,623
20,815	Lincare Holdings, Inc.*	772,653
21,634	UnitedHealth Group, Inc.	659,404

		3,062,680

	Home Builders — 0.1%

17,100	Lennar Corp. Class A	218,367

	Household Products & Wares — 1.1%

23,295	Clorox Co.	1,420,995
37,200	Kimberly-Clark Corp.	2,370,012

		3,791,007

	Insurance — 7.6%

38,663	ACE, Ltd.*	1,948,615
7,499	Allied World Assurance Co. Holdings, Ltd.	345,479
91,300	Allstate Corp. (The)	2,742,652
26,100	American Financial Group, Inc.	651,195
15,840	Arch Capital Group, Ltd.*	1,133,352
9,800	Aspen Insurance Holdings, Ltd.	249,410
8,600	Assurant, Inc.	253,528
33,600	Axis Capital Holdings, Ltd.	954,576
957	Berkshire Hathaway, Inc. Class B*	3,144,702
8,700	Chubb Corp.	427,866
9,000	Everest Re Group, Ltd.	771,120
84,700	Genworth Financial, Inc. Class A*	961,345
37,969	Lincoln National Corp.	944,669
36,845	Loews Corp.	1,339,316
41,582	Metlife, Inc.	1,469,924
47,360	Prudential Financial, Inc.	2,356,634
25,330	Reinsurance Group of America, Inc.	1,206,974
54,203	Travelers Cos., Inc. (The)	2,702,561
92,600	Unum Group	1,807,552
23,520	Validus Holdings, Ltd.	633,629

		26,045,099

	Internet — 0.6%

64,260	eBay, Inc.*	1,512,680
34,020	Symantec Corp.*	608,618

		2,121,298

	Iron & Steel — 1.1%

23,080	Allegheny Technologies, Inc.	1,033,292
33,010	Reliance Steel & Aluminum Co.	1,426,692
22,380	United States Steel Corp.	1,233,585

		3,693,569

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Leisure Time — 0.2%

24,245	Carnival Corp.*	768,324

	Machinery - Construction & Mining — 0.3%

15,494	Caterpillar, Inc.	883,003

	Machinery - Diversified — 0.2%

13,055	Deere & Co.	706,145

	Media — 2.3%

68,300	Comcast Corp. Class A	1,151,538
41,823	DIRECTV Class A*	1,394,797
9,802	Liberty Media Corp. — Starz Series A*	452,362
137,142	Time Warner, Inc.	3,996,318
24,618	Walt Disney Co. (The)	793,931

		7,788,946

	Metal Fabricate & Hardware — 0.2%

15,100	Commercial Metals Co.	236,315
5,195	Precision Castparts Corp.	573,268

		809,583

	Mining — 1.0%

18,650	BHP Billiton, Ltd., Sponsored ADR	1,428,217
800	Compass Minerals International, Inc.	53,752
22,380	Freeport-McMoran Copper & Gold, Inc. Class B*	1,796,890

		3,278,859

	Miscellaneous - Manufacturing — 3.4%

29,000	3M Co.	2,397,430
3,300	Eaton Corp.	209,946
114,438	General Electric Co.	1,731,447
31,690	Honeywell International, Inc.	1,242,248
6,600	ITT Corp.	328,284
40,000	Leggett & Platt, Inc.	816,000
8,690	Siemens AG, Sponsored ADR	796,873
111,510	Tyco International, Ltd.*	3,978,677

		11,500,905

	Oil & Gas — 15.7%

43,491	Anadarko Petroleum Corp.	2,714,708
27,498	Apache Corp.	2,836,969
12,515	Canadian Natural Resources, Ltd.	900,454
99,379	Chevron Corp.	7,651,189
10,810	Devon Energy Corp.	794,535
16,275	EOG Resources, Inc.	1,583,558
26,700	EXCO Resources, Inc.	566,841

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued

217,142	Exxon Mobil Corp.	14,806,913
43,894	Hess Corp.	2,655,587
39,399	Noble Corp.	1,603,539
25,850	Noble Energy, Inc.	1,841,037
83,453	Occidental Petroleum Corp.	6,788,902
33,200	Tesoro Corp.	449,860
46,398	Total SA, Sponsored ADR	2,971,328
15,920	Transocean, Inc.*	1,318,176
31,280	Ultra Petroleum Corp.*	1,559,621
5,900	Unit Corp.*	250,750
43,482	XTO Energy, Inc.	2,023,217

		53,317,184

	Oil & Gas Services — 0.9%

52,854	Halliburton Co.	1,590,377
17,500	Helix Energy Solutions Group, Inc.*	205,625
13,800	National Oilwell Varco, Inc.	608,442
7,100	Oil States International, Inc.*	278,959
3,000	SEACOR Holdings, Inc.*	228,750

		2,912,153

	Packaging & Containers — 0.2%

14,900	Pactiv Corp.*	359,686
3,800	Rock-Tenn Co. Class A	191,558

		551,244

	Pharmaceuticals — 4.9%

45,759	Abbott Laboratories	2,470,528
37,299	Bristol-Myers Squibb Co.	941,800
21,990	Cardinal Health, Inc.	708,958
60,885	Forest Laboratories, Inc.*	1,955,017
102,712	Merck & Co., Inc.	3,753,096
41,810	Omnicare, Inc.	1,010,966
328,800	Pfizer, Inc.	5,980,872

		16,821,237

	Real Estate — 0.3%

47,800	Brookfield Asset Management, Inc. Class A	1,060,204

	REITS — 2.5%
65,660	Annaly Capital Management, Inc. REIT	1,139,201
14,319	AvalonBay Communities, Inc. REIT	1,175,733
10,703	Boston Properties, Inc. REIT	717,850
16,700	Digital Realty Trust, Inc. REIT	839,676
44,700	Hospitality Properties Trust REIT	1,059,837
4,600	Mid-America Apartment Communities, Inc. REIT	222,088

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

29,000	Public Storage REIT	2,362,050
13,116	Vornado Realty Trust REIT	917,333

		8,433,768

	Retail — 4.9%

56,949	Best Buy Co., Inc.	2,247,207
25,230	Family Dollar Stores, Inc.	702,151
12,700	Foot Locker, Inc.	141,478
63,795	Gap (The), Inc.	1,336,505
44,481	McDonald’s Corp.	2,777,394
61,179	Staples, Inc.	1,504,392
26,110	Target Corp.	1,262,941
54,060	TJX Cos. (The), Inc.	1,975,893
87,860	Wal-Mart Stores, Inc.	4,696,117

		16,644,078

	Savings & Loans — 0.1%

33,700	Hudson City Bancorp, Inc.	462,701

	Semiconductors — 1.8%

15,295	Analog Devices, Inc.	483,016
55,949	Applied Materials, Inc.	779,929
181,954	Intel Corp.	3,711,862
8,885	STMicroelectronics NV — NY Shares, ADR	82,364
40,256	Taiwan Semiconductor Manufacturing Co., Ltd.	460,529
17,220	Texas Instruments, Inc.	448,753

		5,966,453

	Software — 2.1%

24,820	Electronic Arts, Inc.*	440,555
16,830	IMS Health, Inc.	354,440
100,338	Microsoft Corp.	3,059,305
135,250	Oracle Corp.	3,319,035

		7,173,335

	Telecommunications — 5.1%

283,330	AT&T, Inc.	7,941,740
20,415	BCE, Inc.	563,658
3,400	CenturyTel, Inc.	123,114
35,434	Cisco Systems, Inc.*	848,290
80,961	Harris Corp.	3,849,696
74,488	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	684,545
67,139	Verizon Communications, Inc.	2,224,315
42,850	Vodafone Group Plc, Sponsored ADR	989,406

		17,224,764

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Toys, Games & Hobbies — 0.4%

72,200	Mattel, Inc.	1,442,556

	Transportation — 0.6%

32,915	Union Pacific Corp.	2,103,268

	Water — 0.2%

32,000	American Water Works Co., Inc.	717,120

	TOTAL COMMON STOCKS (COST $283,968,709)	335,402,350

	PREFERRED STOCKS — 0.1%

	Banks — 0.1%

24,150	Bank of America Corp.	360,318

	TOTAL PREFERRED STOCKS (COST $362,250)	360,318

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%

	Bank Deposits — 1.3%

4,325,507	Euro Time Deposit, 0.01%, due 01/04/10	4,325,507

	TOTAL SHORT-TERM INVESTMENTS (COST $4,325,507)	4,325,507

	TOTAL INVESTMENTS — 99.9% (Cost $288,656,466)	340,088,175

	Other Assets and Liabilities (net) — 0.1%	503,227

	NET ASSETS — 100.0%	$340,591,403

	Notes to Schedule of Investments:

	Industry classifications are unaudited.

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.5
Preferred Stocks	0.1
Short-Term Investments	1.3
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%

	Advertising — 0.3%

22,580	Lamar Advertising Co. Class A*	702,012

	Aerospace & Defense — 1.7%

27,330	Aerovironment, Inc.*	794,757
10,660	Alliant Techsystems, Inc.*	940,958
80,800	BE Aerospace, Inc.*	1,898,800

		3,634,515

	Apparel — 1.3%

18,153	Guess ?, Inc.	767,872
19,260	Phillips-Van Heusen Corp.	783,497
16,890	Under Armour, Inc. Class A*	460,590
15,570	Warnaco Group (The), Inc.*	656,898

		2,668,857

	Auto Parts & Equipment — 0.2%

51,000	Amerigon, Inc. Class A*	404,940

	Banks — 1.2%

95,414	First Horizon National Corp.*	1,278,548
70,500	People’s United Financial, Inc.	1,177,350

		2,455,898

	Beverages — 0.9%

20,868	Central European Distribution Corp.*	592,860
33,390	Hansen Natural Corp.*	1,282,176

		1,875,036

	Biotechnology — 5.1%

60,690	Alexion Pharmaceuticals, Inc.*	2,962,886
67,690	Charles River Laboratories International, Inc.*	2,280,476
44,780	Halozyme Therapeutics, Inc.*	262,859
57,431	Illumina, Inc.*	1,760,260
41,700	Life Technologies Corp.*	2,177,991
13,420	Millipore Corp.*	970,937
16,580	Talecris Biotherapeutics Holdings Corp.*	369,236

		10,784,645

	Chemicals — 2.7%

23,148	Airgas, Inc.	1,101,845
20,412	Albemarle Corp.	742,384
38,900	Celanese Corp.	1,248,690
12,343	FMC Corp.	688,246

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

18,881	Intrepid Potash, Inc.*	550,759
9,172	Lubrizol Corp.	669,097
32,917	RPM International, Inc.	669,203

		5,670,224

	Coal — 2.7%

25,769	Alpha Natural Resources, Inc.*	1,117,859
32,350	Consol Energy, Inc.	1,611,030
71,850	Massey Energy Co.	3,018,419

		5,747,308

	Commercial Services — 6.1%

9,284	Alliance Data Systems Corp.*	599,654
6,390	Capella Education Co.*	481,167
27,160	Coinstar, Inc.*	754,505
17,625	DeVry, Inc.	999,866
20,997	Euronet Worldwide, Inc.*	460,884
11,916	FTI Consulting, Inc.*	561,959
57,390	Genpact, Ltd.*	855,111
25,625	Geo Group (The), Inc.*	560,675
53,920	Healthcare Services Group	1,157,123
56,460	Iron Mountain, Inc.*	1,285,030
70,575	Navigant Consulting, Inc.*	1,048,745
38,210	Quanta Services, Inc.*	796,296
45,410	Ritchie Bros Auctioneers, Inc.	1,018,546
25,896	Robert Half International, Inc.	692,200
44,965	Sotheby’s	1,010,813
18,830	Verisk Analytics, Inc. Class A*	570,172

		12,852,746

	Computers — 1.5%

95,900	Brocade Communications Systems, Inc.*	731,717
70,550	Cadence Design Systems, Inc.*	422,594
33,419	MICROS Systems, Inc.*	1,036,992
30,950	Palm, Inc.*	310,738
24,779	Riverbed Technology, Inc.*	569,174

		3,071,215

	Cosmetics & Personal Care — 1.1%

19,230	Chattem, Inc.*	1,794,159
46,820	Physicians Formula Holdings, Inc.*	126,882
58,200	Skilled Healthcare Group, Inc. Class A*	433,590

		2,354,631

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — 1.3%

21,010	Fastenal Co.	874,856
43,351	LKQ Corp.*	849,246
37,100	WESCO International, Inc.*	1,002,071

		2,726,173

	Diversified Financial Services — 3.6%

21,974	Affiliated Managers Group, Inc.*	1,479,949
26,796	Artio Global Investors, Inc.*	683,030
19,950	Eaton Vance Corp.	606,680
30,630	Evercore Partners, Inc. Class A	931,152
15,250	Knight Capital Group, Inc. Class A*	234,850
10,810	Oppenheimer Holdings, Inc. Class A	359,108
71,130	SLM Corp.*	801,635
106,160	TradeStation Group, Inc.*	837,602
55,874	Waddell & Reed Financial, Inc. Class A	1,706,392

		7,640,398

	Electrical Components & Equipment — 1.1%

31,250	Ametek, Inc.	1,195,000
17,600	Energizer Holdings, Inc.*	1,078,528

		2,273,528

	Electronics — 4.5%

70,997	Amphenol Corp. Class A	3,278,642
39,630	Cogent, Inc.*	411,756
12,870	Dolby Laboratories, Inc. Class A*	614,285
32,920	FLIR Systems, Inc.*	1,077,142
26,200	Gentex Corp.	467,670
21,300	Mettler Toledo International, Inc.*	2,236,287
34,580	Sonic Solutions, Inc.*	409,081
34,645	Woodward Governor Co.	892,802

		9,387,665

	Engineering & Construction — 1.3%

45,076	McDermott International, Inc.*	1,082,275
13,660	Mistras Group, Inc.*	205,720
34,349	URS Corp.*	1,529,217

		2,817,212

	Entertainment — 0.6%

12,227	Bally Technologies, Inc.*	504,853
53,750	Scientific Games Corp. Class A*	782,062

		1,286,915

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Environmental Control — 1.7%

109,570	Energy Recovery, Inc.*	753,842
26,444	Nalco Holding Co.	674,586
11,600	Stericycle, Inc.*	639,972
42,901	Waste Connections, Inc.*	1,430,319

		3,498,719

	Food — 1.1%

32,291	Ralcorp Holdings, Inc.*	1,928,096
60,450	Smart Balance, Inc.*	362,700

		2,290,796

	Forest Products & Paper — 0.2%

5,290	Schweitzer-Mauduit International, Inc.	372,152

	Hand & Machine Tools — 0.5%

37,720	Kennametal, Inc.	977,702

	Health Care - Products — 3.7%

87,150	Bruker Corp.*	1,051,029
14,370	CareFusion Corp.*	359,394
8,224	Edwards Lifesciences Corp.*	714,254
29,720	Henry Schein, Inc.*	1,563,272
42,515	IDEXX Laboratories, Inc.*	2,272,002
16,306	Inverness Medical Innovations, Inc.*	676,862
35,710	Natus Medical, Inc.*	528,151
10,256	Techne Corp.	703,151

		7,868,115

	Health Care - Services — 2.2%

23,583	Brookdale Senior Living, Inc.*	428,975
27,500	DaVita, Inc.*	1,615,350
25,015	HealthSouth Corp.*	469,532
22,140	ICON Plc, Sponsored ADR*	481,102
27,959	Pediatrix Medical Group, Inc.*	1,680,615

		4,675,574

	Home Builders — 0.3%

19,301	Thor Industries, Inc.	606,051

	Home Furnishings — 0.2%

10,740	DTS, Inc.*	367,415

	Household Products & Wares — 0.5%

18,900	Church & Dwight Co., Inc.	1,142,505

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Internet — 5.9%

4,330	Blue Nile, Inc.*	274,219
66,800	Check Point Software Technologies*	2,263,184
18,250	Ctrip.com International, Ltd., ADR*	1,311,445
59,116	Cybersource Corp.*	1,188,823
22,395	Equinix, Inc.*	2,377,229
14,034	F5 Networks, Inc.*	743,521
24,950	GSI Commerce, Inc.*	633,481
17,064	McAfee, Inc.*	692,287
22,260	NetFlix, Inc.*	1,227,416
15,962	SINA Corp.*	721,163
36,100	VeriSign, Inc.*	875,064

		12,307,832

	Iron & Steel — 0.3%

29,971	Steel Dynamics, Inc.	531,086

	Leisure Time — 0.3%

24,090	Life Time Fitness, Inc.*	600,564

	Lodging — 0.6%

26,370	Choice Hotels International, Inc.	834,874
13,660	Starwood Hotels & Resorts Worldwide, Inc.	499,546

		1,334,420

	Machinery - Construction & Mining — 0.7%

28,361	Joy Global, Inc.	1,463,144

	Machinery - Diversified — 3.0%

21,451	AGCO Corp.*	693,725
95,559	Idex Corp.	2,976,663
9,710	Rockwell Automation, Inc.	456,176
29,874	Roper Industries, Inc.	1,564,502
12,830	Wabtec Corp.	523,977

		6,215,043

	Media — 0.4%

27,700	Discovery Communications, Inc.*	849,559

	Metal Fabricate & Hardware — 0.2%

26,940	Sims Metal Management, Ltd., Sponsored ADR	525,330

	Mining — 0.2%

41,891	Thompson Creek Metals Co., Inc.*	490,963

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 0.9%

30,040	Actuant Corp. Class A	556,641
24,500	Crane Co.	750,190
34,730	STR Holdings, Inc.*	545,608

		1,852,439

	Oil & Gas — 3.5%

81,850	Denbury Resources, Inc.*	1,211,380
32,500	ENSCO International Plc, Sponsored ADR	1,298,050
15,625	EQT Corp.	686,250
34,763	Foster Wheeler AG*	1,023,423
28,500	PetroHawk Energy Corp.*	683,715
90,710	Rex Energy Corp.*	1,088,520
19,420	Whiting Petroleum Corp.*	1,387,559

		7,378,897

	Oil & Gas Services — 2.2%

16,862	Core Laboratories NV	1,991,740
16,100	Dresser-Rand Group, Inc.*	508,921
16,340	Dril-Quip, Inc.*	922,883
56,200	Exterran Holdings, Inc.*	1,205,490

		4,629,034

	Packaging & Containers — 0.6%

46,750	Crown Holdings, Inc.*	1,195,865

	Pharmaceuticals — 4.2%

74,210	Amylin Pharmaceuticals, Inc.*	1,053,040
4,420	Cephalon, Inc.*	275,852
24,352	DENTSPLY International, Inc.	856,460
153,275	Elan Corp. Plc, Sponsored ADR*	999,353
23,520	Eurand NV*	303,408
49,137	Mylan, Inc.*	905,595
42,150	OSI Pharmaceuticals, Inc.*	1,307,914
20,249	Patterson Cos., Inc.*	566,567
104,725	Santarus, Inc.*	483,830
34,525	Shire Plc, ADR	2,026,617

		8,778,636

	Real Estate — 0.9%

132,310	CB Richard Ellis Group, Inc. Class A*	1,795,447

	Retail — 5.6%

76,000	American Eagle Outfitters, Inc.	1,290,480
3,042	Chipotle Mexican Grill, Inc. Class A*	268,183
69,327	Dick’s Sporting Goods, Inc.*	1,724,163
62,080	GameStop Corp. Class A*	1,362,035

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

45,900	Hibbett Sports, Inc.*	1,009,341
11,589	MSC Industrial Direct Co., Inc Class A	544,683
24,825	O’Reilly Automotive, Inc.*	946,329
90,860	OfficeMax, Inc.*	1,153,013
37,340	Petsmart, Inc.	996,605
14,760	Rue21, Inc.*	414,608
63,780	Texas Roadhouse, Inc. Class A*	716,249
25,020	Tiffany & Co.	1,075,860
10,340	Urban Outfitters, Inc.*	361,797

		11,863,346

	Semiconductors — 6.1%

24,390	Altera Corp.	551,946
23,920	Cavium Networks, Inc.*	570,014
9,684	Cree, Inc.*	545,887
48,080	Formfactor, Inc.*	1,046,221
31,802	Hittite Microwave Corp.*	1,295,931
34,182	International Rectifier Corp.*	756,106
66,531	Intersil Corp. Class A	1,020,585
23,676	Lam Research Corp.*	928,336
19,740	Linear Technology Corp.	602,860
182,100	LSI Corp.*	1,094,421
52,400	Maxim Integrated Products, Inc.	1,063,720
46,700	Novellus Systems, Inc.*	1,089,978
61,256	PMC-Sierra, Inc.*	530,477
44,530	QLogic Corp.*	840,281
25,657	Varian Semiconductor Equipment Associates, Inc.*	920,573
1,412	Veeco Instruments, Inc.*	46,652

		12,903,988

	Software — 6.7%

32,228	Ansys, Inc.*	1,400,629
19,825	BMC Software, Inc.*	794,983
25,900	Citrix Systems, Inc.*	1,077,699
12,903	Concur Technologies, Inc.*	551,603
55,760	Emdeon, Inc. Class A*	850,340
34,464	Global Payments, Inc.	1,856,231
33,470	Medassets, Inc.*	709,899
47,824	MSCI, Inc. Class A*	1,520,803
112,750	Nuance Communications, Inc.*	1,752,135
8,580	Rosetta Stone, Inc.*	154,011
13,250	Salesforce.com, Inc.*	977,452
24,933	SolarWinds, Inc.*	573,708
102,803	VeriFone Holdings, Inc.*	1,683,913
13,582	Verint Systems, Inc.*	261,454

		14,164,860

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Telecommunications — 6.6%

26,250	ADTRAN, Inc.	591,937
60,065	Aruba Networks, Inc.*	640,293
192,835	Comverse Technology, Inc.*	1,822,291
31,500	DigitalGlobe, Inc.*	762,300
25,580	IPG Photonics Corp.*	428,209
9,703	Millicom International Cellular SA	715,790
43,369	NICE Systems, Ltd., Sponsored ADR*	1,346,174
52,200	NII Holdings, Inc. Class B*	1,752,876
54,400	Polycom, Inc.*	1,358,368
84,104	SBA Communications Corp.*	2,872,993
58,239	Tellabs, Inc.*	330,798
73,260	tw telecom, Inc. Class A*	1,255,676

		13,877,705

	Transportation — 1.4%

73,088	DryShips, Inc.*	425,372
28,890	Echo Global Logistics, Inc.*	366,614
16,399	Genesee & Wyoming, Inc. Class A*	535,263
34,766	Knight Transportation, Inc.	670,636
26,450	Landstar System, Inc.	1,025,467

		3,023,352

	TOTAL COMMON STOCKS (COST $172,304,529)	205,934,457

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Bank Deposits — 2.0%

4,140,351	Euro Time Deposit, 0.01%, due 01/04/10	4,140,351

	TOTAL SHORT-TERM INVESTMENTS (COST $4,140,351)	4,140,351

	TOTAL INVESTMENTS — 99.9% (Cost $176,444,880)	210,074,808

	Other Assets and Liabilities (net) — 0.1%	157,325

	NET ASSETS — 100.0%	$210,232,133

	Notes to Schedule of Investments:

	Industry classifications are unaudited.

	ADR — American Depository Receipt

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	2.0
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Advertising — 0.1%

30,200	Interpublic Group of Cos., Inc.*	222,876

	Aerospace & Defense — 0.3%

3,400	Ducommun, Inc.	63,614
11,900	Esterline Technologies Corp.*	485,163

		548,777

	Agriculture — 0.2%

9,500	Andersons (The), Inc.	245,290
2,100	Universal Corp.	95,781

		341,071

	Airlines — 0.1%

11,300	Skywest, Inc.	191,196

	Apparel — 1.3%

18,700	Guess ?, Inc.	791,010
43,175	Phillips-Van Heusen Corp.	1,756,359
5,900	Timberland Co. (The) Class A*	105,787

		2,653,156

	Auto Manufacturers — 0.1%

3,000	Oshkosh Corp.	111,090

	Auto Parts & Equipment — 0.6%

21,700	Autoliv, Inc.	940,912
13,400	Exide Technologies*	95,274
9,300	Superior Industries International, Inc.	142,290
3,800	TRW Automotive Holdings Corp.*	90,744

		1,269,220

	Banks — 5.6%

5,700	Associated Banc-Corp.	62,757
13,420	BancorpSouth, Inc.	314,833
14,100	Bank Mutual Corp.	97,572
21,800	Bank of Hawaii Corp.	1,025,908
8,300	BOK Financial Corp.	394,416
17,638	Commerce Bancshares, Inc.	682,944
2,800	Community Bank System, Inc.	54,068
4,300	Cullen/Frost Bankers, Inc.	215,000
12,000	CVB Financial Corp.	103,680
400	First Citizens BancShares, Inc. Class A	65,604
18,830	First Horizon National Corp.*	252,319
103,200	Fulton Financial Corp.	899,904
38,400	International Bancshares Corp.	726,912

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

26,400	Northwest Bancshares, Inc.	298,848
40,200	Oriental Financial Group	434,160
86,039	People’s United Financial, Inc.	1,436,851
28,400	Popular, Inc.	64,184
39,300	Prosperity Bancshares, Inc.	1,590,471
5,700	Republic Bancorp, Inc. Class A	117,420
180,900	South Financial Group (The), Inc.	116,626
14,100	TCF Financial Corp.	192,042
69,500	Texas Capital Bancshares, Inc.*	970,220
6,600	Trustmark Corp.	148,764
9,415	UMB Financial Corp.	370,480
13,300	United Bankshares, Inc.	265,601
2,300	WesBanco, Inc.	28,382
164,800	Western Alliance Bancorp*	622,944

		11,552,910

	Beverages — 0.5%

5,352	Coca-Cola Bottling Co. Consolidated	289,115
9,300	Constellation Brands, Inc. Class A*	148,149
16,200	Dr Pepper Snapple Group, Inc.	458,460
7,555	National Beverage Corp.*	104,712
3,100	PepsiAmericas, Inc.	90,706

		1,091,142

	Biotechnology — 0.4%

12,500	Life Technologies Corp.*	652,875
14,680	Martek Biosciences Corp.*	278,039

		930,914

	Building Materials — 1.5%

20,500	Apogee Enterprises, Inc.	287,000
12,000	Armstrong World Industries, Inc.*	467,160
18,500	Comfort Systems USA, Inc.	228,290
24,563	Gibraltar Industries, Inc.*	386,376
69,700	NCI Building Systems, Inc.*	126,157
27,200	Owens Corning*	697,408
49,100	Quanex Building Products Corp.	833,227
3,100	Universal Forest Products, Inc.	114,111

		3,139,729

	Chemicals — 2.7%

24,600	A. Schulman, Inc.	496,428
32,400	Airgas, Inc.	1,542,240
9,800	Cabot Corp.	257,054
27,200	Celanese Corp.	873,120
13,200	Eastman Chemical Co.	795,168

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

27,400	Huntsman Corp.	309,346
21,850	Intrepid Potash, Inc.*	637,365
6,300	OM Group, Inc.*	197,757
4,600	PolyOne Corp.*	34,362
1,500	Terra Industries, Inc.	48,285
13,400	WR Grace & Co.*	339,690

		5,530,815

	Coal — 0.5%

22,200	Alpha Natural Resources, Inc.*	963,036
400	Walter Energy, Inc.	30,124

		993,160

	Commercial Services — 4.7%

3,200	Administaff, Inc.	75,488
105,200	Advance America Cash Advance Centers, Inc.	584,912
3,400	Albany Molecular Research, Inc.*	30,872
23,300	AMN Healthcare Services, Inc.*	211,098
28,520	Brink’s Home Security Holdings, Inc.*	930,893
4,400	Consolidated Graphics, Inc.*	154,088
32,800	Convergys Corp.*	352,600
11,810	Corporate Executive Board Co. (The)	269,504
9,600	CRA International, Inc.*	255,840
8,400	Emergency Medical Services Corp. Class A*	454,860
26,845	Equifax, Inc.	829,242
8,730	Forrester Research, Inc.*	226,544
29,840	Geo Group (The), Inc.*	652,899
60,200	Great Lakes Dredge & Dock Corp.	390,096
6,935	Hewitt Associates, Inc. Class A*	293,073
21,980	Hillenbrand, Inc.	414,103
16,667	Ituran Location and Control, Ltd.	214,004
17,643	Jackson Hewitt Tax Service, Inc.*	77,629
7,200	Kelly Services, Inc. Class A*	85,896
9,500	Kendle International, Inc.*	173,945
10,810	Korn/Ferry International*	178,365
15,390	Lincoln Educational Services Corp.*	333,501
8,500	MPS Group, Inc.*	116,790
26,170	Pharmaceutical Product Development, Inc.	613,425
2,200	PHH Corp.*	35,442
31,520	Rent-A-Center, Inc.*	558,535
15,900	RR Donnelley & Sons Co.	354,093
9,500	SAIC, Inc.*	179,930
15,800	Service Corp. International	129,402
6,500	Steiner Leisure, Ltd.*	258,440
8,800	Stewart Enterprises, Inc. Class A	45,320

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued

9,200	TrueBlue, Inc.*	136,252
11,420	Viad Corp.	235,595

		9,852,676

	Computers — 0.9%

80,816	Brocade Communications Systems, Inc.*	616,626
20,600	Cogo Group, Inc.*	151,822
6,950	DST Systems, Inc.*	302,673
3,200	Lexmark International, Inc. Class A*	83,136
5,600	Teradata Corp.*	176,008
12,200	Western Digital Corp.*	538,630

		1,868,895

	Cosmetics & Personal Care — 1.1%

6,800	Alberto-Culver Co.	199,172
57,800	Bare Escentuals, Inc.*	706,894
97,130	Elizabeth Arden, Inc.*	1,402,557

		2,308,623

	Distribution & Wholesale — 1.4%

50,720	Ingram Micro, Inc. Class A*	885,064
11,600	Tech Data Corp.*	541,256
10,400	United Stationers, Inc.*	591,240
3,500	W.W. Grainger, Inc.	338,905
20,711	WESCO International, Inc.*	559,404

		2,915,869

	Diversified Financial Services — 2.8%

36,300	Ameriprise Financial, Inc.	1,409,166
84,650	Discover Financial Services	1,245,201
7,900	GFI Group, Inc.	36,103
4,800	Investment Technology Group, Inc.*	94,560
13,800	Knight Capital Group, Inc. Class A*	212,520
29,700	MF Global, Ltd.*	206,415
32,500	Nelnet, Inc. Class A	559,975
8,090	Oppenheimer Holdings, Inc. Class A	268,750
30,800	Stifel Financial Corp.*	1,824,592

		5,857,282

	Electric — 4.5%

81,000	AES Corp. (The)*	1,078,110
15,200	Avista Corp.	328,168
109,000	CMS Energy Corp.	1,706,940
7,700	El Paso Electric Co.*	156,156
5,100	Integrys Energy Group, Inc.	214,149
11,300	MDU Resources Group, Inc.	266,680

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Electric — continued

50,400	Mirant Corp.*	769,608
22,800	Northeast Utilities	588,012
23,100	NorthWestern Corp.	601,062
26,000	NSTAR	956,800
80,350	NV Energy, Inc.	994,733
17,900	Pepco Holdings, Inc.	301,615
15,860	Pike Electric Corp.*	147,181
6,200	Pinnacle West Capital Corp.	226,796
16,990	Portland General Electric Co.	346,766
27,800	Unitil Corp.	638,844

		9,321,620

	Electrical Components & Equipment — 1.7%

34,600	Advanced Energy Industries, Inc.*	521,768
34,650	Belden, Inc.	759,528
10,200	Encore Wire Corp.	214,914
17,900	EnerSys*	391,473
16,126	General Cable Corp.*	474,427
20,300	GrafTech International, Ltd.*	315,665
17,500	Hubbell, Inc.	827,750
2,900	Insteel Industries, Inc.	37,700

		3,543,225

	Electronics — 3.6%

48,512	Arrow Electronics, Inc.*	1,436,440
42,394	Avnet, Inc.*	1,278,603
10,600	Benchmark Electronics, Inc.*	200,446
38,854	Coherent, Inc.*	1,155,130
14,600	Jabil Circuit, Inc.	253,602
15,800	Methode Electronics, Inc.	137,144
7,100	PerkinElmer, Inc.	146,189
12,200	Thomas & Betts Corp.*	436,638
68,500	TTM Technologies, Inc.*	789,805
56,100	Tyco Electronics, Ltd.	1,377,255
1,100	Varian, Inc.*	56,694
19,700	Vishay Intertechnology, Inc.*	164,495

		7,432,441

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.*	83,214

	Engineering & Construction — 0.7%

17,300	Emcor Group, Inc.*	465,370
17,200	Fluor Corp.	774,688
13,300	KBR, Inc.	252,700

		1,492,758

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Entertainment — 0.4%

10,265	International Speedway Corp. Class A	292,039
6,400	Penn National Gaming, Inc.*	173,952
19,600	Pinnacle Entertainment, Inc.*	176,008
15,700	Regal Entertainment Group Class A	226,708

		868,707

	Environmental Control — 0.1%

6,100	Metalico, Inc.*	30,012
3,900	Mine Safety Appliances Co.	103,467
1,500	Waste Connections, Inc.*	50,010

		183,489

	Food — 2.8%

4,000	Chiquita Brands International, Inc.*	72,160
24,490	Dean Foods Co.*	441,800
80,100	Del Monte Foods Co.	908,334
13,800	Fresh Del Monte Produce, Inc.*	304,980
11,700	Hormel Foods Corp.	449,865
12,074	Industries Bachoco, S.A.B., Sponsored ADR	277,219
5,440	J&J Snack Foods Corp.	217,382
16,000	JM Smucker Co. (The)	988,000
4,200	Lancaster Colony Corp.	208,740
5,000	Nash Finch Co.	185,450
38,040	Ruddick Corp.	978,769
23,300	Smithfield Foods, Inc.*	353,927
1,300	TreeHouse Foods, Inc.*	50,518
15,093	Village Super Market, Inc. Class A	412,341
6,300	Winn-Dixie Stores, Inc.*	63,252

		5,912,737

	Forest Products & Paper — 2.0%

2,033	Domtar Corp.*	112,648
43,830	Glatfelter	532,534
1,500	Potlatch Corp.	47,820
4,400	Rayonier, Inc.	185,504
10,900	Schweitzer-Mauduit International, Inc.	766,815
75,916	Temple-Inland, Inc.	1,602,587
81,476	Wausau Paper Corp.	945,122

		4,193,030

	Gas — 1.0%

6,000	AGL Resources, Inc.	218,820
6,700	Atmos Energy Corp.	196,980
16,280	Energen Corp.	761,904
6,900	New Jersey Resources Corp.	258,060
9,300	NiSource, Inc.	143,034

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Gas — continued

11,100	Southern Union Co.	251,970
8,200	UGI Corp.	198,358

		2,029,126

	Hand & Machine Tools — 1.0%

2,400	Black & Decker Corp.	155,592
13,274	Lincoln Electric Holdings, Inc.	709,628
22,950	Stanley Works (The)	1,182,155

		2,047,375

	Health Care - Products — 0.9%

15,200	Hill-Rom Holdings, Inc.	364,648
2,720	ICU Medical, Inc.*	99,117
16,400	Invacare Corp.	409,016
10,400	Kinetic Concepts, Inc.*	391,560
3,600	LCA-Vision, Inc.*	18,432
800	SonoSite, Inc.*	18,904
12,920	STERIS Corp.	361,372
3,420	West Pharmaceutical Services, Inc.	134,064

		1,797,113

	Health Care - Services — 3.0%

6,800	Community Health Systems, Inc.*	242,080
16,800	Gentiva Health Services, Inc.*	453,768
207,400	Health Management Associates, Inc. Class A*	1,507,798
5,600	Health Net, Inc.*	130,424
70,500	HealthSouth Corp.*	1,323,285
40,360	Kindred Healthcare, Inc.*	745,046
3,400	LifePoint Hospitals, Inc.*	110,534
8,300	Magellan Health Services, Inc.*	338,059
11,500	Molina Healthcare, Inc.*	263,005
3,750	National Healthcare Corp.	135,412
5,730	Res-Care, Inc.*	64,176
16,700	Sun Healthcare Group, Inc.*	153,139
16,200	Universal Health Services, Inc. Class B	494,100
6,700	WellCare Health Plans, Inc.*	246,292

		6,207,118

	Home Builders — 0.3%

8,200	D.R. Horton, Inc.	89,134
8,800	MDC Holdings, Inc.	273,152
11,800	Ryland Group, Inc.	232,460

		594,746

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 1.1%

9,000	American Greetings Corp. Class A	196,110
6,700	Central Garden and Pet Co. Class A*	66,598
11,500	Fortune Brands, Inc.	496,800
2,500	Helen of Troy, Ltd.*	61,150
48,600	Jarden Corp.	1,502,226

		2,322,884

	Housewares — 0.3%

42,400	Newell Rubbermaid, Inc.	636,424

	Insurance — 10.1%

1,833	Alleghany Corp.*	505,908
21,550	Allied World Assurance Co. Holdings, Ltd.	992,809
3,000	American Equity Investment Life Holding Co.	22,320
18,100	American Financial Group, Inc.	451,595
200	American National Insurance Co.	23,888
2,100	American Physicians Capital, Inc.	63,672
14,500	Amtrust Financial Services, Inc.	171,390
17,950	Arch Capital Group, Ltd.*	1,284,322
9,500	Argo Group International Holdings, Ltd.*	276,830
52,200	Aspen Insurance Holdings, Ltd.	1,328,490
23,450	Assurant, Inc.	691,306
6,100	Axis Capital Holdings, Ltd.	173,301
16,800	Cincinnati Financial Corp.	440,832
1,400	CNA Financial Corp.*	33,600
71,500	Conseco, Inc.*	357,500
3,600	Delphi Financial Group, Inc. Class A	80,532
11,800	Endurance Specialty Holdings, Ltd.	439,314
41,400	Genworth Financial, Inc. Class A*	469,890
21,090	Hanover Insurance Group (The), Inc.	937,029
20,700	HCC Insurance Holdings, Inc.	578,979
22,700	Horace Mann Educators Corp.	283,750
32,920	Max Capital Group, Ltd.	734,116
6,000	Montpelier Re Holdings, Ltd.	103,920
8,705	Navigators Group, Inc.*	410,093
17,425	PartnerRe, Ltd.	1,300,950
24,600	Phoenix Cos. (The), Inc.*	68,388
12,400	Platinum Underwriters Holdings, Ltd.	474,796
4,000	Protective Life Corp.	66,200
44,240	Reinsurance Group of America, Inc.	2,108,036
4,600	RenaissanceRe Holdings, Ltd.	244,490
21,974	StanCorp Financial Group, Inc.	879,399
32,733	Tower Group, Inc.	766,280
5,400	Transatlantic Holdings, Inc.	281,394
3,505	United America Indemnity, Ltd.*	27,760
1,000	Unitrin, Inc.	22,050
16,500	Unum Group	322,080

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

23,801	Validus Holdings, Ltd.	641,199
1,214	White Mountains Insurance Group, Ltd.	403,849
17,300	Willis Group Holdings, Ltd.	456,374
34,460	WR Berkley Corp.	849,094
65,000	XL Capital, Ltd. Class A	1,191,450
4,090	Zenith National Insurance Corp.	121,718

		21,080,893

	Internet — 0.9%

5,100	Earthlink, Inc.	42,381
2,600	Global Sources, Ltd.*	16,250
8,100	i2 Technologies, Inc.*	154,872
16,400	IAC/InterActiveCorp *	335,872
125,820	TeleCommunication Systems, Inc. Class A*	1,217,938
16,700	TIBCO Software, Inc.*	160,821

		1,928,134

	Investment Companies — 0.1%

18,400	Allied Capital Corp.*	66,424
18,112	American Capital, Ltd.*	44,193
11,000	Apollo Investment Corp.	104,830

		215,447

	Iron & Steel — 1.0%

3,100	AK Steel Holding Corp.	66,185
3,400	Carpenter Technology Corp.	91,630
19,000	Cliffs Natural Resources, Inc.	875,710
2,000	Olympic Steel, Inc.	65,160
25,352	Reliance Steel & Aluminum Co.	1,095,714

		2,194,399

	Leisure Time — 0.0%

6,400	Brunswick Corp.	81,344

	Lodging — 1.2%

4,700	Ameristar Casinos, Inc.	71,581
118,100	Wyndham Worldwide Corp.	2,382,077

		2,453,658

	Machinery - Diversified — 0.9%

2,700	AGCO Corp.*	87,318
1,400	Briggs & Stratton Corp.	26,194
1,800	Cascade Corp.	49,482
13,100	Chart Industries, Inc.*	216,805
18,722	Gardner Denver, Inc.	796,621

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Machinery - Diversified — continued

9,900	Middleby Corp.*	485,298
3,700	NACCO Industries, Inc. Class A	184,260

		1,845,978

	Media — 0.6%

33,140	CKX, Inc.*	174,648
61,750	Gannett Co., Inc.	916,987
2,600	Liberty Media Corp. — Capital Series A*	62,088
1,800	Scholastic Corp.	53,694

		1,207,417

	Metal Fabricate & Hardware — 1.5%

47,650	CIRCOR International, Inc.	1,199,827
11,100	Commercial Metals Co.	173,715
10,200	Haynes International, Inc.	336,294
2,600	Ladish Co., Inc.*	39,208
6,300	LB Foster Co. Class A*	187,803
17,200	Mueller Industries, Inc.	427,248
34,650	Timken Co.	821,552

		3,185,647

	Mining — 0.9%

2,500	Brush Engineered Materials, Inc.*	46,350
6,600	Coeur d’Alene Mines Corp.*	119,196
9,300	Kaiser Aluminum Corp.	387,066
14,850	Royal Gold, Inc.	699,435
4,500	RTI International Metals, Inc.*	113,265
44,700	Thompson Creek Metals Co., Inc.*	523,884
10,600	US Gold Corp.*	26,288

		1,915,484

	Miscellaneous - Manufacturing — 3.7%

32,470	Aptargroup, Inc.	1,160,478
28,970	Brink’s Co. (The)	705,130
10,800	Ceradyne, Inc.*	207,468
33,700	Cooper Industries Plc	1,436,968
3,900	Crane Co.	119,418
21,700	Eastman Kodak Co.*	91,574
9,700	EnPro Industries, Inc.*	256,177
112,764	Griffon Corp.*	1,377,976
18,500	Harsco Corp.	596,255
9,300	Koppers Holdings, Inc.	283,092
8,500	Leggett & Platt, Inc.	173,400
2,600	SPX Corp.	142,220
1,800	Teleflex, Inc.	97,002
40,800	Textron, Inc.	767,448

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

9,600	Tredegar Corp.	151,872
5,800	Trinity Industries, Inc.	101,152

		7,667,630

	Oil & Gas — 4.6%

6,200	Alon USA Energy, Inc.	42,408
22,854	Bill Barrett Corp.*	710,988
8,200	Cimarex Energy Co.	434,354
2,100	Clayton Williams Energy, Inc.*	73,584
2,900	Comstock Resources, Inc.*	117,653
61,614	Denbury Resources, Inc.*	911,887
19,070	Frontier Oil Corp.	229,603
12,100	Gran Tierra Energy, Inc.*	69,333
36,800	Newfield Exploration Co.*	1,774,864
13,700	Noble Corp.	557,590
20,400	Patterson-UTI Energy, Inc.	313,140
17,500	Petroleum Development Corp.*	318,675
31,550	Provident Energy Trust	212,016
8,400	Rosetta Resources, Inc.*	167,412
17,200	Rowan Cos., Inc.*	389,408
30,814	St. Mary Land & Exploration Co.	1,055,071
1,700	Stone Energy Corp.*	30,685
3,400	Sunoco, Inc.	88,740
31,900	Tesoro Corp.	432,245
55,100	Vaalco Energy, Inc.	250,705
31,300	Western Refining, Inc.*	147,423
16,500	Whiting Petroleum Corp.*	1,178,925

		9,506,709

	Oil & Gas Services — 1.6%

48,480	Acergy SA, Sponsored ADR	756,773
8,400	Basic Energy Services, Inc.*	74,760
15,050	BJ Services Co.	279,930
43,200	Cal Dive International, Inc.*	326,592
11,400	Global Industries, Ltd.*	81,282
35,100	Key Energy Services, Inc.*	308,529
3,100	Matrix Service Co.*	33,015
28,425	Oil States International, Inc.*	1,116,818
2,300	SEACOR Holdings, Inc.*	175,375
7,100	Willbros Group, Inc.*	119,777

		3,272,851

	Packaging & Containers — 0.5%

12,814	Packaging Corp. of America	294,850
13,300	Pactiv Corp.*	321,062
2,900	Sealed Air Corp.	63,394

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Packaging & Containers — continued

3,600	Silgan Holdings, Inc.	208,368
8,000	Sonoco Products Co.	234,000

		1,121,674

	Pharmaceuticals — 1.3%

14,300	Endo Pharmaceuticals Holdings, Inc.*	293,293
54,800	Omnicare, Inc.	1,325,064
13,800	Par Pharmaceutical Cos., Inc.*	373,428
7,300	Perrigo Co.	290,832
8,600	Watson Pharmaceuticals, Inc.*	340,646

		2,623,263

	Pipelines — 0.7%

11,930	National Fuel Gas Co.	596,500
3,300	ONEOK, Inc.	147,081
17,200	Questar Corp.	715,004

		1,458,585

	Real Estate — 0.3%

10,080	FirstService Corp.*	192,729
32,320	Hilltop Holdings, Inc.*	376,205

		568,934

	REITS — 5.8%

900	Agree Realty Corp. REIT	20,961
1,900	Alexandria Real Estate Equities, Inc. REIT	122,151
9,900	AMB Property Corp. REIT	252,945
2,368	American Campus Communities, Inc. REIT	66,541
400	American Capital Agency Corp. REIT	10,616
8,200	Anworth Mortgage Asset Corp. REIT	57,400
4,456	Apartment Investment & Management Co. REIT Class A	70,939
4,800	BioMed Realty Trust, Inc. REIT	75,744
5,600	Brandywine Realty Trust REIT	63,840
3,000	Bre Properties, Inc. REIT	99,240
5,500	Camden Property Trust REIT	233,035
9,100	Capstead Mortgage Corp. REIT	124,215
118,891	CBL & Associates Properties, Inc. REIT	1,149,676
3,100	Cedar Shopping Centers, Inc. REIT	21,080
26,100	Chimera Investment Corp. REIT	101,268
4,600	Colonial Properties Trust REIT	53,958
2,600	Corporate Office Properties Trust REIT	95,238
10,400	DCT Industrial Trust, Inc. REIT	52,208
16,200	Developers Diversified Realty Corp. REIT	150,012
5,100	DiamondRock Hospitality Co. REIT	43,197
10,000	Douglas Emmett, Inc. REIT	142,500
12,900	Duke Realty Corp. REIT	156,993

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

34,350	DuPont Fabros Technology, Inc. REIT	617,956
2,800	Entertainment Properties Trust REIT	98,756
2,700	Equity One, Inc. REIT	43,659
1,200	Essex Property Trust, Inc. REIT	100,380
4,900	Extra Space Storage, Inc. REIT	56,595
3,700	Federal Realty Invs Trust REIT	250,564
1,600	First Potomac Realty Trust REIT	20,112
3,500	Franklin Street Properties Corp. REIT	51,135
8,000	Hatteras Financial Corp. REIT	223,680
23,400	Health Care, Inc. REIT	1,037,088
3,400	Healthcare Realty Trust, Inc. REIT	72,964
3,600	Highwoods Properties, Inc. REIT	120,060
26,000	Home Properties, Inc. REIT	1,240,460
8,200	Hospitality Properties Trust REIT	194,422
23,400	HRPT Properties Trust REIT	151,398
2,000	Inland Real Estate Corp. REIT	16,300
400	Kilroy Realty Corp. REIT	12,268
600	Lasalle Hotel Properties REIT	12,738
7,073	Lexington Realty Trust REIT	43,004
9,000	Liberty Property Trust REIT	288,090
1,300	LTC Properties, Inc. REIT	34,775
4,043	Macerich Co. (The) REIT	145,346
39,400	Mack-Cali Realty Corp. REIT	1,362,058
5,300	Medical Properties Trust, Inc. REIT	53,000
39,900	MFA Financial, Inc. REIT	293,265
1,800	Mission West Properties, Inc. REIT	12,942
22,600	National Retail Properties, Inc. REIT	479,572
3,600	Nationwide Health Properties, Inc. REIT	126,648
46,469	NorthStar Realty Finance Corp. REIT	159,389
5,400	Omega Healthcare Investors, Inc. REIT	105,030
1,000	Parkway Properties Inc. REIT	20,820
2,600	Post Properties, Inc. REIT	50,960
6,500	Realty Income Corp. REIT	168,415
8,200	Redwood Trust, Inc. REIT	118,572
4,400	Regency Centers Corp. REIT	154,264
7,700	Senior Housing Properties Trust REIT	168,399
6,300	SL Green Realty Corp. REIT	316,512
1,500	Sovran Self Storage, Inc. REIT	53,595
2,200	Taubman Centers, Inc. REIT	79,002
6,600	U-Store-It Trust REIT	48,312
8,884	UDR, Inc. REIT	146,053
1,000	Washington Real Estate Investment Trust REIT	27,550
5,100	Weingarten Realty Investors REIT	100,929

		12,040,794

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Retail — 5.7%

13,100	Autonation, Inc.*	250,865
2,000	Barnes & Noble, Inc.	38,140
17,800	Big Lots, Inc.*	515,844
2,690	Bob Evans Farms, Inc.	77,876
65,429	Casey’s General Stores, Inc.	2,088,494
11,250	Copart, Inc.*	412,087
21,820	Cracker Barrel Old Country Store, Inc.	828,942
1,700	Dillard’s, Inc. Class A	31,365
12,550	Dollar Tree, Inc.*	606,165
27,170	Dress Barn, Inc.*	627,627
32,400	Finish Line (The) Class A	406,620
28,200	Foot Locker, Inc.	314,148
29,230	Fred’s, Inc. Class A	298,146
16,700	Haverty Furniture Cos., Inc.	229,291
48,300	HSN, Inc.*	975,177
14,200	Insight Enterprises, Inc.*	162,164
2,700	Jo-Ann Stores, Inc.*	97,848
8,300	Jones Apparel Group, Inc.	133,298
4,960	JOS A Bank Clothiers, Inc.*	209,262
41,400	Nu Skin Enterprises, Inc. Class A	1,112,418
18,900	Office Depot, Inc.*	121,905
33,810	OfficeMax, Inc.*	429,049
11,560	Papa John’s International, Inc.*	270,042
47,980	Petsmart, Inc.	1,280,586
10,300	Quiksilver, Inc.*	20,806
4,700	RadioShack Corp.	91,650
7,600	Red Robin Gourmet Burgers, Inc.*	136,040

		11,765,855

	Savings & Loans — 1.9%

9,700	Astoria Financial Corp.	120,571
139,100	First Niagara Financial Group, Inc.	1,934,881
113,300	Hudson City Bancorp, Inc.	1,555,609
27,800	Provident Financial Services, Inc.	296,070
1,200	WSFS Financial Corp.	30,756

		3,937,887

	Semiconductors — 1.0%

116,300	Micron Technology, Inc.*	1,228,128
2,500	OmniVision Technologies, Inc.*	36,325
22,400	Veeco Instruments, Inc.*	740,096

		2,004,549

	Software — 0.8%

2,900	Acxiom Corp.*	38,918
15,200	Broadridge Financial Solutions, Inc.	342,912

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Software — continued

34,600	Compuware Corp.*	250,158
5,200	IMS Health, Inc.	109,512
30,400	Informatica Corp.*	786,144
12,900	Quest Software, Inc.*	237,360

		1,765,004

	Telecommunications — 2.5%

12,186	3Com Corp.*	91,395
25,000	Amdocs, Ltd.*	713,250
25,000	Arris Group, Inc.*	285,750
1,500	Black Box Corp.	42,510
14,800	CenturyTel, Inc.	535,908
16,500	Cincinnati Bell, Inc.*	56,925
12,200	DigitalGlobe, Inc.*	295,240
2,000	EchoStar Corp. Class A*	40,280
63,700	JDS Uniphase Corp.*	525,525
49,500	Mastec, Inc.*	618,750
4,300	NETGEAR, Inc.*	93,267
68,600	NTELOS Holdings Corp.	1,222,452
5,000	Telephone & Data Systems, Inc.	169,600
11,870	United States Cellular Corp.*	503,407

		5,194,259

	Textiles — 0.3%

6,600	G&K Services, Inc. Class A	165,858
8,855	UniFirst Corp.	426,014

		591,872

	Toys, Games & Hobbies — 0.1%

12,000	Jakks Pacific, Inc.*	145,440

	Transportation — 1.0%

3,600	American Commercial Lines, Inc.*	65,988
11,000	Atlas Air Worldwide Holdings, Inc.*	409,750
4,580	Bristow Group, Inc.*	176,101
1,600	GulfMark Offshore, Inc.*	45,296
19,900	Horizon Lines, Inc.	110,843
3,400	Kansas City Southern*	113,186
17,700	Knightsbridge Tankers, Ltd.	234,702
14,500	Overseas Shipholding Group	637,275
1,200	Ryder System, Inc.	49,404
8,000	Teekay Corp.	185,680
1,500	Tidewater, Inc.	71,925

		2,100,150

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Trucking & Leasing — 0.4%

8,270	Amerco, Inc.*	411,184
1,600	GATX Corp.	46,000
19,600	Textainer Group Holdings, Ltd.	331,240

		788,424

	Water — 0.2%

15,569	SJW Corp.	351,392

	TOTAL COMMON STOCKS (COST $175,832,536)	203,059,081

	INVESTMENT COMPANIES — 0.8%

	Equity Fund — 0.8%

27,600	iShares Russell 2000 Value Index Fund	1,601,904

	TOTAL INVESTMENT COMPANIES (COST $1,600,884)	1,601,904

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.1%

	Bank Deposits — 1.1%

2,262,077	Euro Time Deposit, 0.01%, due 01/04/10	2,262,077

	TOTAL SHORT-TERM INVESTMENTS (COST $2,262,077)	2,262,077

	TOTAL INVESTMENTS — 99.7% (Cost $179,695,497)	206,923,062

	Other Assets and Liabilities (net) — 0.3%	603,002

	NET ASSETS — 100.0%	$207,526,064

	Notes to Schedule of Investments:

	Industry classifications are unaudited.

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.8
Investment Companies	0.8
Short-Term Investments	1.1
Other Assets and Liabilities (net)	0.3

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%

	Australia — 3.5%

189,071	Austria & New Zealand Banking Group, Ltd.	3,851,513
294,129	BGP Holdings Plc	—
162,907	BHP Billiton, Ltd.	6,245,965
277,064	BlueScope Steel, Ltd.	765,471
9,366	Caltex Australia, Ltd.*	77,815
39,889	Commonwealth Bank of Australia	1,947,457
126,275	CSL, Ltd.	3,678,100
167,894	Dexus Property Group REIT	126,932
141,684	Foster’s Group, Ltd.	698,059
259,649	Goodman Group REIT	146,299
1,272,379	GPT Group REIT	684,174
201,053	ING Office Fund REIT	114,418
144,636	Insurance Australia Group, Ltd.	518,707
60,973	Lend Lease Group	556,293
31,035	Macquarie Group, Ltd.	1,330,342
307,494	Macquarie Office Trust REIT	84,669
260,332	Mirvac Group	362,613
134,105	National Australia Bank, Ltd.	3,267,200
137,269	Qantas Airways, Ltd.	365,276
281,540	Stockland	990,593
58,080	Suncorp-Metway, Ltd.	449,025
111,680	Tabcorp Holdings, Ltd.	693,374
592,137	Telstra Corp., Ltd.	1,816,867
167,307	Westpac Banking Corp.	3,770,562
39,668	Woodside Petroleum, Ltd.	1,669,272
33,622	Woolworths, Ltd.	843,201

	Total Australia	35,054,197

	Austria — 0.6%

7,017	Erste Group Bank AG	260,317
565	Flughafen Wien AG	28,232
30,199	OMV AG	1,323,568
83,161	Vienna Insurance Group	4,273,813

	Total Austria	5,885,930

	Belgium — 0.9%

47,645	Anheuser-Busch InBev NV	2,463,595
10,478	Belgacom SA	378,257
2,741	Colruyt SA	661,439
9,884	Delhaize Group	757,676
105,263	Dexia*	662,713
251,322	Fortis SA*	931,891
34,606	Groupe Bruxelles Lambert SA	3,259,475
9,202	Nyrstar*	108,766

	Total Belgium	9,223,812

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Bermuda — 0.8%

155,450	Catlin Group, Ltd.	852,629
98,433	Esprit Holdings, Ltd.	647,782
176,590	Hiscox, Ltd.	902,685
32,766	Lancashire Holdings, Ltd.	235,226
898,000	Li & Fung, Ltd.	3,678,202
187,000	Pacific Basin Shipping, Ltd.	133,817
12,500	Seadrill, Ltd.	317,342
14,781	Signet Jewelers, Ltd.*	391,620
111,000	Yue Yuen Industrial Holdings	320,555

	Total Bermuda	7,479,858

	Brazil — 0.8%

163,044	Banco do Brasil SA	2,745,874
26,110	Cia de Concessoes Rodoviarias	594,362
162,100	Cielo SA	1,411,018
21,100	Companhia Energetica de Minas Gerais, Sponsored ADR	381,066
27,600	Natura Cosmeticos SA	574,445
95,918	Redecard SA	1,578,523
24,656	Souza Cruz SA	810,733

	Total Brazil	8,096,021

	Canada — 2.3%

26,200	Bank of Montreal	1,395,784
135,490	Bombardier, Inc. Class B	620,358
62,321	Brookfield Properties Corp.	760,918
150,522	Cameco Corp.	4,871,666
11,273	Canadian Imperial Bank of Commerce	732,823
111,172	Encana Corp.	3,617,186
8,100	First Quantum Minerals, Ltd.	620,123
4,860	IAMGOLD Corp.	76,538
10,209	Industrial Alliance Insurance and Financial Services, Inc.	328,730
11,600	Magna International, Inc. Class A	589,322
10,400	Metro, Inc. Class A	389,076
27,085	National Bank of Canada	1,556,351
71,136	Nexen, Inc.	1,711,308
17,500	Royal Bank of Canada	941,480
33,488	Sun Life Financial, Inc.	966,292
45,011	Suncor Energy, Inc.	1,597,615
21,200	Teck Resources, Ltd. Class B*	744,583
23,326	TELUS Corp.	728,694
12,800	Toronto-Dominion Bank	805,349

	Total Canada	23,054,196

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — 0.5%

19,000	Netease.com, Inc., ADR*	714,590
217,000	Tencent Holdings, Ltd.	4,676,482

	Total Cayman Islands	5,391,072

	China — 0.5%

4,441,000	China Construction Bank Class H	3,779,784
446,670	Yanzhou Coal Mining Co., Ltd.	977,194

	Total China	4,756,978

	Denmark — 0.6%

10,250	Carlsberg AS Class B	757,086
70,613	Danske Bank AS*	1,609,212
17,407	Novo Nordisk AS	1,114,737
43,971	Vestas Wind Systems AS*	2,692,850

	Total Denmark	6,173,885

	Egypt — 0.5%

42,133	Commercial International Bank	420,012
14,012	Eastern Tobacco	291,002
7,677	Egyptian Co. for Mobile Services	336,647
59,500	Orascom Construction Industries, GDR	2,686,879
17,770	Orascom Construction Industries	804,479

	Total Egypt	4,539,019

	Finland — 1.8%

198,665	Fortum OYJ	5,386,540
116,244	Kone OYJ	4,972,443
5,050	Metso OYJ	177,702
23,379	Neste Oil OYJ	414,971
423,559	Nokia OYJ	5,442,130
22,793	Outokumpu OYJ	428,942
9,026	Rautaruukki OYJ	207,415
17,342	Sampo OYJ Class A	421,236
18,906	Tieto OYJ	391,187

	Total Finland	17,842,566

	France — 9.1%

7,584	Air Liquide	895,990
168,738	AXA SA	3,994,032
174,823	BNP Paribas	13,807,455
16,826	Casino Guichard Perrachon SA	1,509,209
6,706	CFAO SA*	275,846
45,969	Cie de Saint-Gobain	2,469,572
194,474	Credit Agricole SA	3,393,228
7,256	Dassault Systemes SA	413,353
29,353	Electricite de France	1,748,123

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued

11,478	Essilor International	683,899
6,109	Euler Hermes SA	454,237
116,406	France Telecom SA	2,908,787
8,273	GDF Suez	359,214
4,808	Hermes International	640,078
22,000	Klepierre REIT	895,696
7,483	L’Oreal	831,494
21,308	Lagardere S.C.A.	860,511
49,154	Legrand SA	1,371,795
36,769	LVMH Moet Hennessy Louis Vuitton SA	4,131,958
24,612	Natixis*	122,622
21,659	Neopost SA	1,790,985
7,985	Nexans SA	630,788
23,675	Peugeot SA*	793,794
4,680	PPR	561,268
23,833	Renault SA*	1,214,615
21,345	Rhodia SA*	375,727
206,651	Sanofi-Aventis	16,212,242
73,595	Societe Generale	5,096,478
10,195	Soitec*	142,529
15,885	Technip SA	1,114,052
91,007	Thomson SA*	116,313
185,138	Total SA	11,873,855
11,805	Unibail-Rodamco REIT	2,600,904
6,969	Vallourec	1,268,622
4,533	Vinci SA	254,106
168,199	Vivendi SA	4,969,672
8,007	Wendel	483,028

	Total France	91,266,077

	Germany — 5.8%

6,471	Adidas AG	349,672
2,770	Aixtron AG	92,806
30,991	Allianz AG	3,860,765
10,023	Aurubis AG	433,091
39,179	BASF AG	2,432,167
81,363	Bayer AG	6,508,387
43,694	Bayerische Motoren Werke AG	1,988,059
3,202	Demag Cranes AG	106,953
131,910	Deutsche Bank AG	9,305,155
102,628	Deutsche Post AG	1,976,340
166,305	Deutsche Telekom AG	2,458,214
75,451	Deutsche Wohnen AG*	724,752
130,661	E.ON AG	5,459,355
26,506	Hannover Rueckversicherung AG*	1,245,215
22,433	Heidelberger Druckmaschinen AG*	175,816
196,127	Infineon Technologies AG*	1,083,638

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Germany — continued

22,956	Kloeckner & Co. SE*	587,933
9,010	Lanxess AG	339,437
48,666	Linde AG	5,862,583
17,911	Merck Kgaa	1,675,518
21,203	Metro AG	1,293,472
12,848	MTU Aero Engines Holding AG	705,591
20,463	Muenchener Rueckver AG	3,192,584
13,892	RWE AG	1,351,120
7,786	Salzgitter AG	761,719
44,314	SAP AG	2,091,771
5,289	Software AG	579,866
20,533	Suedzucker AG	426,667
32,954	Symrise AG	707,669
9,629	Thyssenkrupp AG	362,950

	Total Germany	58,139,265

	Greece — 0.8%

154,383	Coca Cola Hellenic Bottling Co. SA	3,520,081
175,571	National Bank of Greece SA*	4,480,641

	Total Greece	8,000,722

	Hong Kong — 1.5%

1,729,800	China Resources Power Holdings Co., Ltd.	3,422,264
373,830	China Unicom Hong Kong, Ltd.	491,302
218,000	CLP Holdings, Ltd.	1,472,888
3,157,000	CNOOC, Ltd.	4,914,576
97,559	Dah Sing Financial Holdings, Ltd.*	537,871
37,000	Hong Kong Exchanges and Clearing, Ltd.	658,634
194,000	Hongkong Electric Holdings	1,054,006
587,052	New World Development, Ltd.	1,198,046
1,534,000	Shougang Concord International Enterprises Co., Ltd.	380,353
432,000	Singamas Container Holdings, Ltd.*	66,616
24,000	Sun Hung Kai Properties, Ltd.	356,093

	Total Hong Kong	14,552,649

	India — 0.6%

29,749	Bank of India	244,901
6,600	Infosys Technologies, Ltd., Sponsored ADR	364,782
32,385	Jindal Steel & Power, Ltd.	487,604
51,587	Punjab National Bank	999,649
77,050	Reliance Industries, Ltd., GDR 144A	3,529,047

	Total India	5,625,983

	Indonesia — 0.2%

1,239,400	Bank Mandiri	620,732
314,100	Indofood Sukses Makmur Tbk PT	117,788

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued

22,010	PT Telekomunikasi Indonesia, Sponsored ADR	879,300
182,500	Tambang Batubara Bukit Asam Tbk PT	335,384
215,183	United Tractors Tbk PT	355,793

	Total Indonesia	2,308,997

	Ireland — 0.7%

32,722	CRH Plc (Dublin Exchange)	887,104
15,434	DCC Plc	431,384
166,733	Ryanair Holdings Plc, Sponsored ADR*	4,471,779
72,178	Smurfit Kappa Group Plc	641,861

	Total Ireland	6,432,128

	Israel — 0.8%

263,748	Bezeq Israeli Telecommunication Corp., Ltd.	663,949
8,900	Cellcom Israel, Ltd.	285,334
27,001	Delek Automotive Systems, Ltd.	298,873
115,953	Israel Chemicals, Ltd.	1,513,649
93,548	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,255,526

	Total Israel	8,017,331

	Italy — 3.1%

18,222	Ansaldo STS Spa	346,047
16,560	Atlantia Spa	430,823
6,412	Azimut Holding Spa	85,665
95,006	Banca Popolare di Milano Scarl	674,541
85,938	Bulgari Spa	710,167
552,365	Enel Spa	3,210,217
429,305	ENI Spa	10,938,855
48,696	Fiat Spa (MIL Exchange)*	709,304
43,913	Mediaset Spa	359,106
22,188	Milano Assicurazioni Spa	64,827
283,548	Parmalat Spa	795,191
20,865	Saipem Spa	717,370
122,029	Snam Rete Gas Spa	607,321
1,543,835	Telecom Italia Spa	2,396,392
1,243,282	Telecom Italia Spa-RNC	1,373,284
53,436	Terna Rete Elettrica Nazionale Spa	230,116
2,044,462	UniCredito Italiano Spa*	6,806,344
49,956	Unione di Banche Italiane SCPA	716,183

	Total Italy	31,171,753

	Japan — 18.9%

16,400	Advantest Corp.	426,276
107,556	Aeon Co., Ltd.	870,035
56,100	Aiful Corp.	78,850
70,200	Alps Electric Co., Ltd.*	412,173

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

72,000	Asahi Glass Co., Ltd.	674,774
40,500	Astellas Pharma, Inc.	1,509,219
92,454	Benesse Holdings, Inc.	3,867,929
15,500	Canon, Inc.	655,545
80,294	Chiba Bank, Ltd. (The)	479,370
4,600	Chubu Electric Power Co., Inc.	109,669
19,200	Chugai Pharmaceutical Co., Ltd.	357,858
104,000	Chuo Mitsui Trust Holdings, Inc.	347,255
13,000	Culture Convenience Club Co., Ltd.	62,395
286	Cyber Agent, Inc.	501,928
117,882	Daiei, Inc.*	405,120
68,000	Daiichi Chuo Kisen Kaisha*	145,337
51,176	Daiichi Sanyko Co., Ltd.	1,071,227
145,000	Daikyo, Inc.*	308,059
36,000	Dainippon Screen Manufacturing Co., Ltd.*	157,534
11,400	Daito Trust Construction Co., Ltd.	537,807
311,246	Daiwa Securities Group, Inc.	1,561,016
37,000	Daiwabo Holdings Co., Ltd.	77,479
70	Dena Co., Ltd.	411,748
26,000	Denki Kagaku Kogyo KK	116,321
15,200	Denso Corp.	455,743
1,900	Disco Corp.	118,313
16,300	Don Quijote Co., Ltd.	393,919
95,000	Dowa Holdings Co., Ltd.	527,485
10,422	East Japan Railway Co.	657,910
90,000	Ebara Corp.*	386,567
14,600	Eisai Co., Ltd.	535,415
51,500	Elpida Memory, Inc.*	840,401
93,700	FamilyMart Co., Ltd.	2,762,662
43,600	Fast Retailing Co., Ltd.	8,140,928
174,000	Fuji Heavy Industries, Ltd.*	844,782
497	Fuji Media Holdings, Inc.	685,977
12,400	Fuji Oil Co., Ltd.	180,584
78,000	Fujitsu, Ltd.	501,833
40,397	Glory, Ltd.	893,719
36,000	GS Yuasa Corp.	264,321
79,294	Hachijuni Bank, Ltd. (The)	461,483
309,000	Haseko Corp.*	218,994
11,200	Hikari Tsushin, Inc.	202,501
7,559	Hisamitsu Pharmaceutical Co., Inc.	243,990
9,500	Hitachi Construction Machinery Co., Ltd.	247,740
18,221	Hitachi High-Technologies Corp.	358,140
183,000	Hitachi, Ltd.*	560,737
196,900	Honda Motor Co., Ltd.	6,660,456
23,400	Ibiden Co., Ltd.	833,721
152	Inpex Holdings, Inc.	1,141,323
96,000	Iseki & Co., Ltd.*	304,499
242,609	Itochu Corp.	1,784,769

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

18	Japan Retail Fund Investment Corp. REIT	80,601
585	Japan Tobacco, Inc.	1,974,731
47,100	JFE Holdings, Inc.	1,855,592
80,714	Joyo Bank, Ltd. (The)	322,424
3,883	Jupiter Telecommunications Co., Ltd.	3,848,615
3,200	K’s Holdings Corp.	95,417
166,000	Kajima Corp.	333,352
87	Kakaku.com, Inc.	337,935
203,508	Kao Corp.	4,752,921
195,000	Kawasaki Kisen Kaisha, Ltd.*	552,808
819	KDDI Corp.	4,320,756
224,400	Komatsu, Ltd.	4,680,305
21,500	Konami Corp.	383,580
138,264	Konica Minolta Holdings, Inc.	1,418,661
59,086	Kose Corp.	1,193,479
118,100	Kurita Water Industries, Ltd.	3,691,457
11,202	Kyocera Corp.	988,369
10,600	Kyushu Electric Power	218,088
35,473	Lawson, Inc.	1,563,428
76,300	Leopalace21 Corp.*	310,142
181,000	Marubeni Corp.	985,782
49,500	Matsui Securities Co., Ltd.	344,346
304,000	Mazda Motor Corp.*	695,364
33,500	Mitsubishi Chemical Holdings Corp.	141,232
156,800	Mitsubishi Co.	3,900,169
69,000	Mitsubishi Materials Corp.*	169,030
48,921	Mitsubishi Tanabe Pharma Corp.	608,662
348,465	Mitsubishi UFJ Financial Group, Inc.	1,706,883
11,580	Mitsubishi UFJ Lease & Finance Co., Ltd.	347,503
70,191	Mitsui Fudosan Co., Ltd.	1,179,211
150,000	Mitsui Mining & Smelting Co., Ltd.*	388,368
106,000	Mitsui OSK Lines, Ltd.	556,665
1,081,400	Mizuho Financial Group, Inc.	1,935,803
16,900	Murata Manufacturing Co., Ltd.	834,813
78,149	Namco Bandai Holdings, Inc.	743,899
52,000	Nichirei Corp.	180,155
52,800	Nidec Corp.	4,857,053
2,400	Nintendo Co., Ltd.	569,203
41,000	Nippon Denko Co., Ltd.	244,184
434,000	Nippon Electric Glass Co., Ltd.	5,923,124
9,000	Nippon Meat Packers, Inc.	103,453
367,683	Nippon Mining Holdings, Inc.	1,574,822
180,000	Nippon Oil Corp.	833,722
16,900	Nippon Paper Group, Inc.	431,481
98,000	Nippon Sheet Glass Co., Ltd.	280,448
77,765	Nippon Telegraph & Telephone Corp.	3,060,203
5,540	Nippon Television Network Corp.	714,618
51,000	Nippon Yakin Kogyo Co., Ltd.	196,141

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

336,091	Nippon Yusen KK	1,028,757
721,961	Nissan Motor Company, Ltd.*	6,312,649
6,900	Nissha Printing Co., Ltd.	339,522
13,500	Nisshin Seifun Group, Inc.	181,401
7,050	Nitori Co., Ltd.	524,804
20,900	Nitto Denko Corp.	745,108
76,200	Nomura Holdings, Inc.	561,803
48,741	Nomura Research Institute, Ltd.	955,106
1,239	NTT DoCoMo, Inc.	1,726,694
107,000	Obayashi Corp.	364,307
106,000	OJI Paper Co., Ltd.	441,710
55,287	Omron Corp.	986,690
6,400	Ono Pharmaceutical Co., Ltd.	273,576
3,500	Oriental Land Co., Ltd.	229,915
48,401	Orix Corp.	3,292,951
282,000	Osaka Gas Co., Ltd.	950,505
79,000	Pacific Metals Co., Ltd.	592,390
6,310	Point, Inc.	352,438
5,346	Rakuten, Inc.*	4,065,244
28,000	Rengo Co., Ltd.	166,221
81,100	Resona Holdings, Inc.	819,287
28,000	Ricoh Company, Ltd.	395,083
7,100	Ryohin Keikaku Co., Ltd.	258,002
23,334	Sankyo Co., Ltd.	1,162,862
14,833	Santen Pharmaceutical Co., Ltd.	474,486
246,000	Sanyo Electric Co., Ltd.*	451,804
99,189	Sanyo Shokai, Ltd.	291,919
93,041	Sapporo Hokuyo Holdings, Inc.	336,727
25,200	Sega Sammy Holdings, Inc.	300,466
101,600	Seven & I Holdings Co., Ltd.	2,063,071
150,588	Sharp Corp.	1,895,686
102,440	Shin-Etsu Chemical Co., Ltd.	5,776,564
150,600	Shionogi & Co., Ltd.	3,258,358
34,400	Softbank Corp.	804,370
441,200	Sojitz Corp.	829,137
48,424	Sony Corp.	1,404,244
895	Sony Financial Holdings, Inc.	2,335,249
212,400	Stanley Electric Co., Ltd.	4,273,162
48,100	Sumco Corp.	846,399
53,500	Sumitomo Corp.	538,712
53,200	Sumitomo Electric Industries, Ltd.	659,683
30,000	Sumitomo Light Metal Industries*	23,779
88,000	Sumitomo Metal Industries, Ltd.	234,715
49,000	Sumitomo Metal Mining Co., Ltd.	722,641
95,166	Sumitomo Mitsui Financial Group	2,714,310
70,191	Sumitomo Realty & Development Co., Ltd.	1,317,032
168,348	Sumitomo Trust & Banking Co., Ltd. (The)	818,761
105,000	Taiheiyo Cement Corp.*	119,534

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

201,000	Taisei Corp.	344,267
17,000	Taisho Pharmaceutical Co., Ltd.	290,984
37,000	Taiyo Yuden Co., Ltd.	477,304
43,000	Takeda Pharmaceutical Co., Ltd.	1,766,152
36,550	Takefuji Corp.	152,680
3,400	TDK Corp.	207,409
26,000	Toho Zinc Co., Ltd.	128,427
53,243	Tokyo Electric Power Company	1,335,145
12,600	Tokyo Electron, Ltd.	806,029
169,000	Tokyo Gas Co., Ltd.	673,999
30,500	Tokyo Steel Manufacturing Co., Ltd.	343,279
121,000	Tokyo Tatemono Co., Ltd.	459,979
19,000	TonenGeneral Sekiyu KK	158,388
578,463	Toshiba Corp.*	3,191,574
17,000	Toyo Suisan Kaisha, Ltd.	389,846
31,700	Toyota Motor Corp.	1,332,475
9,400	Toyota Tsusho Corp.	138,677
3,400	Unicharm Corp.	318,434
41,800	UNY Co., Ltd.	292,235
33,857	USS Co., Ltd.	2,056,852
950	Yahoo! Japan Corp.	284,103
139,662	Yamato Holdings Co., Ltd.	1,931,928

	Total Japan	189,080,834

	Luxembourg — 1.1%

146,569	ArcelorMittal	6,653,185
48,958	Millicom International Cellular SA	3,611,632
5,714	Oriflame Cosmetics SA, SDR	341,387

	Total Luxembourg	10,606,204

	Malaysia — 0.0%

21,600	British American Tobacco Malaysia Berhad	269,353
18,600	PLUS Expressways Berhad	17,705

	Total Malaysia	287,058

	Mauritius — 0.0%

451,000	Golden Agri-Resources, Ltd.*	162,487

	Mexico — 0.7%

103,206	America Movil SA de CV Series L, ADR	4,848,618
11,480	Desarrolladora Homex SA de CV, ADR*	385,958
14,420	Fomento Economico Mexicano SA de CV, Sponsored ADR	690,430
177,370	Grupo Mexico SAB de CV	405,676
31,480	Grupo Televisa SA, Sponsored ADR	653,525
57,360	Kimberly-Clark de Mexico SAB de CV	257,332

	Total Mexico	7,241,539

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 2.5%

142,443	Aegon NV*	908,527
3,595	CSM	94,750
15,931	Gemalto NV*	686,192
95,280	Heineken NV	4,518,477
443,302	ING Groep NV*	4,289,062
191,590	Koninklijke Ahold NV	2,543,943
11,180	Koninklijke BAM Groep NV	114,901
20,668	Koninklijke DSM NV	1,014,229
1,302	Koninklijke Vopak NV*	102,951
43,391	Randstad Holding NV*	2,147,223
29,179	Reed Elsevier NV	358,327
165,312	Royal KPN NV	2,806,322
66,223	SNS REAAL NV*	400,717
19,411	STMicroelectronics NV	176,156
68,029	TNT NV	2,084,031
41,654	TomTom NV*	367,678
14,549	Unilever NV	474,479
5,860	Van Lanschot NV	308,268
4,735	Wereldhave NV	452,804
40,779	Wolters Kluwer NV	894,549

	Total Netherlands	24,743,586

	New Zealand — 0.1%

21,925	Fletcher Building, Ltd.	126,814
391,009	Telecom Corp. of New Zealand, Ltd.	709,431
308,060	Telecom Corp. of New Zealand, Ltd. (Australia Exchange)	556,871

	Total New Zealand	1,393,116

	Norway — 0.7%

137,251	DnB NOR ASA*	1,493,294
79,833	Statoil ASA	1,995,818
575,000	Storebrand ASA*	3,910,001

	Total Norway	7,399,113

	Pakistan — 0.0%

21,200	Oil & Gas Development Co., Ltd.	27,729
134,400	Pakistan Petroleum	301,438

	Total Pakistan	329,167

	Philippines — 0.1%

21,170	Philippine Long Distance Telephone Co., Sponsored ADR	1,199,704

	Portugal — 0.7%

549,803	Banco Espirito Santo SA	3,576,621
347,797	Jeronimo Martins SGPS SA	3,462,304

	Total Portugal	7,038,925

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.6%

21,710	LUKOIL OAO, Sponsored ADR	1,216,082
22,299	LUKOIL OAO, Sponsored ADR	1,277,732
25,600	Magnit OJSC, GDR*††† 144A	358,400
749	Magnit OJSC, GDR* 144A	10,486
56,382	MMC Norilsk Nickel, ADR*	809,082
21,930	Mobile Telesystems, Sponsored ADR	1,072,158
317,590	TNK-BP Holding	545,723
22,625	Uralkali, GDR*	465,209

	Total Russia	5,754,872

	Singapore — 1.6%

118,000	CapitaCommercial Trust REIT	97,711
579,000	DBS Group Holdings, Ltd.	6,299,440
583,000	Keppel Corp., Ltd.	3,394,479
140,000	Oversea-Chinese Banking Corp., Ltd.	901,775
174,000	Singapore Exchange, Ltd.	1,026,342
52,000	Singapore Press Holdings, Ltd.	135,230
656,000	Singapore Telecommunications, Ltd.	1,445,551
77,000	Suntec Real Estate Investment Trust REIT	73,698
69,000	United Overseas Bank, Ltd.	960,855
176,230	Venture Corp., Ltd.	1,105,824

	Total Singapore	15,440,905

	South Africa — 0.7%

19,068	Kumba Iron Ore, Ltd.	782,841
39,776	Massmart Holdings, Ltd.	480,759
113,398	Murray & Roberts Holdings	710,120
64,144	Nedbank Group, Ltd.	1,073,981
114,789	Pretoria Portland Cement Co., Ltd.	539,115
402,328	Salam, Ltd.	1,237,052
38,282	Shoprite Holdings, Ltd.	337,992
70,235	Standard Bank Group, Ltd.	967,015
31,863	Tiger Brands, Ltd.	739,309
84,919	Truworths International, Ltd.	498,362

	Total South Africa	7,366,546

	South Korea — 1.3%

4,634	Binggrae Co., Ltd.*	204,967
16,874	Hana Financial Group, Inc.	478,779
2,687	Hite Brewery Co., Ltd.*	391,563
38,286	Hynix Semiconductor, Inc.*	757,930
7,258	KB Financial Group, Inc., ADR*	369,069
15,127	KB Financial Group, Inc.*	771,674
14,770	KT&G Corp.*	816,146
23,210	LG Electronics, Inc.*	2,405,879
5,049	NHN Corp.*	833,722
3,413	Nong Shim Co., Ltd.*	728,866

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued

1,080	Samsung Electronics, GDR 144A	378,000
3,971	Samsung Electronics Co., Ltd.	2,712,125
750	Samsung Electronics REGS, GDR 144A	258,605
29,153	Shinhan Financial Group Co., Ltd.*	1,082,559
21,936	Woongjin Coway Co., Ltd.*	723,234

	Total South Korea	12,913,118

	Spain — 2.9%

161,269	Banco Bilbao Vizcaya Argentaria SA	2,923,725
63,942	Banco Popular Espanol SA	467,233
995,390	Banco Santander SA	16,367,831
53,093	Iberdrola SA	505,839
10,479	Inditex SA	649,860
66,597	Red Electrica Corp. SA	3,694,020
48,453	Repsol VPF SA	1,294,731
120,744	Telefonica SA	3,368,137

	Total Spain	29,271,376

	Sweden — 2.2%

96,550	Assa Abloy AB	1,852,616
17,173	Atlas Copco AB Class A	251,474
130,151	Boliden AB	1,666,514
56,822	Electrolux AB Class B*	1,336,398
45,870	Hennes & Mauritz AB Class B	2,543,499
217,288	Investor AB Class B	4,024,968
6,011	NCC AB	98,971
96,097	Nordea Bank AB	975,472
21,397	Sandvik AB	256,998
44,560	Skandinaviska Enskilda Banken AB*	274,509
26,357	SKF AB	453,630
7,617	Svenska Cellulosa AB	101,954
44,021	Svenska Handelsbanken AB Series A	1,261,544
125,100	Swedbank AB*	1,246,995
19,762	Swedish Match AB	432,879
281,045	Tele2 AB	4,314,348
45,440	Telefonaktiebolaget LM Ericsson	418,801
58,481	Trelleborg AB Class B*	437,343

	Total Sweden	21,948,913

	Switzerland — 6.1%

5,244	Actelion, Ltd.*	280,266
32,826	Adecco SA	1,813,519
4,815	Baloise Holding AG	401,346
44,631	Compagnie Financiere Richemont SA	1,494,413
47,730	Credit Suisse Group	2,352,349
9,479	Geberit AG	1,680,209
2,266	Givaudan SA	1,804,617

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued

315,068	Nestle SA	15,317,250
198,434	Novartis AG	10,818,448
77,578	Roche Holding AG	13,206,209
8,400	Schindler Holding AG	644,852
4,303	SGS SA	5,606,918
3,697	Swatch Group AG Class B	931,166
13,962	Syngenta AG	3,915,041
4,018	Zurich Financial Services	874,212

	Total Switzerland	61,140,815

	Taiwan — 0.5%

385,434	Advanced Semiconductor Engineering, Inc.	344,793
754,369	AU Optronics Corp.	910,234
83,516	HON HAI Precision Industry Co., Ltd., GDR	801,754
47,250	HTC Corp.	537,752
184,265	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,107,992

	Total Taiwan	4,702,525

	Thailand — 0.2%

156,966	Bangkok Bank PCL	548,779
26,200	Banpu Co.	454,905
128,700	Kasikornbank PCL	335,195
643,625	Siam City Bank PCL	447,873

	Total Thailand	1,786,752

	Turkey — 0.5%

137,764	Akbank TAS	867,788
179,111	KOC Holding AS*	524,758
58,260	Turkcell Iletisim Hizmet AS, ADR	1,018,968
154,987	Turkiye Garanti Bankasi AS	655,609
332,742	Turkiye Is Bankasi	1,396,656
255,524	Turkiye Vakiflar Bankasi Tao*	719,802

	Total Turkey	5,183,581

	United Kingdom — 18.8%

135,941	3i Group Plc	614,398
272,579	Aggreko Plc	4,056,693
42,240	Anglo American Plc*	1,827,700
21,524	Antofagasta Plc	341,209
34,196	Associated British Foods Plc	453,703
199,639	AstraZeneca Plc	9,378,414
180,219	Autonomy Corp. Plc*	4,393,140
130,679	Aviva Plc	827,446
182,300	BAE Systems Plc	1,050,335
1,184,268	Barclays Plc	5,217,551
126,155	BG Group Plc	2,258,664

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

28,578	BHP Billiton Plc	912,660
659,115	BP Plc	6,373,033
136,370	British American Tobacco Plc	4,422,961
664,369	BT Group Plc	1,438,193
92,651	Bunzl Plc	1,004,207
114,465	Burberry Group Plc	1,097,213
51,519	Cadbury Plc	662,812
65,671	Capita Group Plc	791,939
105,844	Centrica Plc	477,923
1,740,515	Cobham Plc	7,014,288
45,453	Compass Group Plc	324,566
82,557	Diageo Plc	1,439,428
52,641	Drax Group Plc	352,311
783,223	DSG International Plc*	460,782
41,847	Firstgroup Plc	285,422
99,599	Game Group Plc	170,345
831,699	Glaxosmithkline Plc	17,614,177
193,420	Halma Plc	752,884
134,859	Home Retail Group	614,608
362,825	HSBC Holdings Plc	4,139,777
44,060	IG Group Holdings Plc	268,133
16,637	Imperial Tobacco Group Plc	524,204
143,861	Jardine Lloyd Thompson Group Plc	1,122,331
45,458	Kazakhmys Plc	950,917
203,315	Kingfisher Plc	745,127
45,082	Ladbrokes Plc	99,179
1,099,641	Lloyds TSB Group Plc*	882,592
36,419	London Stock Exchange Group Plc	421,281
110,949	Marks & Spencer Group Plc	719,608
31,091	National Express Group Plc	95,458
38,517	Next Plc	1,283,871
171,657	Northern Foods Plc	185,111
126,273	Old Mutual Plc	220,446
55,330	Pearson Plc	795,231
16,893	Petrofac, Ltd.	281,236
704,534	Premier Foods Plc*	403,077
19,172	Provident Financial Plc	287,054
433,591	Prudential Plc	4,416,057
184,251	Reckitt Benckiser Group Plc	9,980,146
136,334	Reed Elsevier Plc	1,119,299
259,778	Rentokil Initial Plc*	481,510
46,319	Rio Tinto Plc	2,495,881
208,163	Rolls-Royce Group Plc*	1,624,120
198,929	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	6,022,218
208,245	Royal Dutch Shell Plc Class A (London Exchange)	6,286,104
83,156	Royal Dutch Shell Plc Class B	2,422,649
160,046	SABMiller Plc	4,692,248
18,594	Scottish & Southern Energy Plc	347,396

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

603,158	Smith & Nephew Plc	6,191,944
9,283	Smiths News Plc	16,262
109,429	Spectris Plc	1,288,910
60,400	Stagecoach Group Plc	165,233
307,282	Standard Chartered Plc	7,693,458
826,023	Tesco Plc	5,674,212
151,230	Thomas Cook Group Plc	561,515
422,723	Tomkins Plc	1,304,775
109,371	Travis Perkins Plc	1,491,505
104,010	TUI Travel Plc	427,993
17,903	Unilever Plc	572,936
24,072	United Utilities Plc	191,489
122,473	Vedanta Resources Plc	5,060,817
7,058,893	Vodafone Group Plc	16,342,720
33,766	Weir Group Plc (The)	386,967
32,723	WH Smith Plc	259,017
118,883	William Hill Plc	353,957
127,036	Wolseley Plc*	2,540,808
271,101	WPP Plc	2,646,689
256,866	Xstrata Plc*	4,523,376
184,770	Yell Group Plc*	115,707

	Total United Kingdom	187,751,556

	United States — 0.3%

17,055	Synthes, Inc.	2,235,178
43,054	Virgin Media, Inc.	724,599

	Total United States	2,959,777

	TOTAL COMMON STOCKS (COST $862,028,361)	958,714,908

	PREFERRED STOCKS — 0.5%

	Brazil — 0.2%

14,131	Aes Tiete SA	161,828
13,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	265,324
20,600	Fertilizantes Fosfatados SA	193,731
37,000	Usinas Siderurgicas de Minas Gerais SA	1,040,005

	Total Brazil	1,660,888

	Germany — 0.2%

42,630	Henkel AG & Co. KGaA	2,221,287

	South Korea — 0.1%

1,489	Samsung Electronics Co., Ltd.	672,907

	TOTAL PREFERRED STOCKS (COST $4,162,628)	4,555,082

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	RIGHTS — 0.0%

	Belgium — 0.0%

131,738	Fortis, Expires 07/04/14*	—

	TOTAL RIGHTS (COST $— )	—

	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

2,445,000	OTC Euro versus Japanese Yen, Strike Price $143.200, Expires 12/03/10	113,658
3,700,000	OTC U.S. Dollar versus Japanese Yen, Strike Price $94.850, Expires 12/03/10	179,820

		293,478

	TOTAL CALL OPTIONS PURCHASED (COST $169,266)	293,478

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.0%

	Bank Deposits — 2.1%

21,442,587	Euro Time Deposit, 0.01%, due 01/04/10	21,442,587

	Certificates of Deposit — 0.3%

2,828,000	BNP Paribas, 0.02%, due 01/04/10	2,827,995

	U.S. Government and Agency Obligations — 0.6%

5,600,000	United States Treasury Bill, 0.05%, due 03/18/10	5,599,468

	TOTAL SHORT-TERM INVESTMENTS (COST $29,870,050)	29,870,050

	TOTAL INVESTMENTS — 99.4% (Cost $896,230,305)	993,433,518

	Other Assets and Liabilities (net) — 0.6%	5,978,987

	NET ASSETS — 100.0%	$999,412,505

	Notes to Schedule of Investments:

	Industry classifications are unaudited.

	ADR — American Depository Receipt

	GDR — GlobalDepository Receipt

	REIT — Real Estate Investment Trust

	SDR — Swedish Depository Receipt

	* Non-income producing security.

	††† When-issued security.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,534,538 or 0.5% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

A summary of outstanding financial instruments at December 31, 2009 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
1/04/10	JPY	1,857,664	$19,955	$(348)
1/05/10	DKK	106,100	20,458	(33)
1/05/10	JPY	1,853,907	19,914	(219)
1/06/10	JPY	1,845,829	19,828	(160)
1/07/10	ZAR	2,046	278	1
1/15/10	AUD	27,958,000	25,118,453	508,895
1/15/10	CAD	6,503,000	6,203,144	42,110
1/15/10	EUR	2,698,000	3,870,909	(176,224)
1/15/10	GBP	14,953,000	24,145,484	(385,481)
1/15/10	JPY	185,688,000	1,994,711	(77,277)
1/15/10	NOK	70,065,000	12,123,393	(80,926)
1/15/10	NZD	16,497,000	11,996,381	11,932
1/15/10	SEK	78,001,000	10,924,939	(171,367)
2/19/10	CHF	6,764,075	6,545,140	20,762
2/19/10	EUR	1,293,000	1,855,014	8,402
2/19/10	GBP	856,000	1,381,938	8,538
2/19/10	JPY	139,037,000	1,493,843	(31,739)
2/19/10	SEK	34,232,062	4,795,525	9,943
2/19/10	SEK	34,232,062	4,795,525	10,701
2/19/10	SEK	2,974,000	416,624	8,868
4/15/10	AUD	796,000	708,346	12,188
4/15/10	GBP	1,859,000	3,000,128	8,718

				$(272,716)

Sales
1/04/10	EUR	92,407	$132,581	$522
1/04/10	SEK	371,916	52,088	(586)
1/05/10	EUR	89,514	128,430	(130)
1/05/10	SEK	681,609	95,462	(1,060)
1/05/10	ZAR	166,833	22,656	(446)
1/06/10	EUR	64,872	93,076	(211)
1/06/10	ZAR	165,207	22,431	(187)
1/07/10	SEK	1,176,014	164,707	(855)
1/08/10	ZAR	163,068	22,132	(74)
1/15/10	AUD	8,274,000	7,433,654	205,679
1/15/10	CAD	11,898,000	11,349,378	(139,895)
1/15/10	CHF	1,409,000	1,363,088	17,815
1/15/10	EUR	13,796,000	19,793,575	828,100
1/15/10	GBP	14,953,000	24,145,484	(297,254)
1/15/10	JPY	1,611,356,000	17,309,621	653,503
1/15/10	NOK	20,353,000	3,521,693	109,931
1/15/10	NZD	4,119,000	2,995,278	37,418
1/15/10	SEK	13,214,000	1,850,773	81,014
2/19/10	CAD	2,929,755	2,794,700	(26,429)

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Forward Currency Contracts — continued

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
2/19/10	EUR	776,634	$1,114,205	$37,816
2/19/10	EUR	3,143,473	4,509,812	69,200
2/19/10	GBP	1,693,726	2,734,375	38,653
2/19/10	HKD	6,990,047	901,757	336
2/19/10	SGD	3,281,534	2,336,044	15,670
4/15/10	CAD	1,829,000	1,744,595	(1,313)
4/15/10	EUR	2,249,000	3,226,158	119,769

				$1,746,986

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
5	ASX SPI 200 Index	March 2010	$548,491	$24,761
26	FTSE 100 Index	March 2010	2,251,083	41,786
50	STOXX 50 Index	March 2010	2,132,037	114,686
39	TOPIX Index	March 2010	3,283,973	34,681
10	DAX Index	March 2010	2,137,597	56,104
28	FTSE MIB Index	March 2010	4,676,737	120,310
1	AEX Index	January 2010	96,271	3,482
1	Hang Seng Index	January 2010	141,378	3,813
3	IBEX 35 Index	January 2010	513,238	8,763
69	SGX MSCI Singapore Index	January 2010	3,435,379	75,114
35	OMX Stockholm 30 Index	January 2010	466,905	917
25	CAC 40 Index	January 2010	1,413,766	31,146

				$515,563

Sales
43	S&P/TSE 60 Index	March 2010	$5,666,886	$(118,059)

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	14.7
Pharmaceuticals	8.6
Telecommunications	7.5
Oil & Gas	7.4
Food	4.0
Insurance	3.9
Mining	3.6
Chemicals	3.4
Retail	3.3
Electric	3.0
Commercial Services	2.3
Electronics	2.1
Auto Manufacturers	2.1
Beverages	2.1
Media	1.9
Diversified Financial Services	1.7
Iron & Steel	1.6
Distribution & Wholesale	1.6
Holding Companies — Diversified	1.2
Household Products & Wares	1.2
Building Materials	1.2
Internet	1.1
Electrical Components & Equipment	1.1
Semiconductors	1.1
Aerospace & Defense	1.1
Transportation	1.0
Agriculture	1.0
Health Care — Products	0.9
Software	0.8
Cosmetics & Personal Care	0.8
Real Estate	0.8
REITS	0.7
Auto Parts & Equipment	0.7
Machinery — Diversified	0.6
Machinery — Construction & Mining	0.5
Airlines	0.5
Miscellaneous — Manufacturing	0.5
Environmental Control	0.5
Metal Fabricate & Hardware	0.4
Investment Companies	0.4
Biotechnology	0.4
Gas	0.4
Apparel	0.3
Energy-Alternate Sources	0.3
Computers	0.3
Forest Products & Paper	0.3
Engineering & Construction	0.2
Home Furnishings	0.2
Entertainment	0.2
Office & Business Equipment	0.2

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Oil & Gas Services	0.2
Leisure Time	0.2
Coal	0.1
Hand & Machine Tools	0.1
Toys, Games & Hobbies	0.1
Home Builders	0.0
Unknown	0.0
Food Service	0.0
Water	0.0
Packaging & Containers	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.6

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 94.8%

	Asset Backed Securities — 3.3%

156,203	ACE Securities Corp., Series 2005-SD3, Class A, 0.63%, due 08/25/45†	130,388
48,497	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	39,040
75,158	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	58,624
265,209	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	181,099
119,335	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.52%, due 11/25/45†	65,683
311,988	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.53%, due 11/25/34†	230,646
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	52,680
790,000	BA Credit Card Trust, Series 2007-A12, Class A12, 0.43%, due 01/15/13†	787,073
60,394	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.91%, due 02/28/44†	50,114
120,691	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.86%, due 05/28/44†	97,821
447,056	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	274,775
499,909	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.59%, due 09/25/35†	403,509
98,159	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.63%, due 12/25/42†	75,560
494,561	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.34%, due 10/25/36†	469,908
340,030	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.30%, due 12/25/36†	307,184
582,023	Capital Auto Receivables Asset Trust, Series 2007-SN2, Class A3, 1.19%, due 12/15/10† 144A	582,214
770,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, due 09/17/12†	771,037
602,076	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.43%, due 11/25/45† 144A	442,715
44,882	Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	38,486
231,123	Continental Airlines, Inc., 2005-ERJ1, 9.80%, due 04/01/21	200,499
156,599	Continental Airlines, Inc., Series 1998-1, Class A, 6.65%, due 03/15/19	151,118
228,974	Continental Airlines, Inc., Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	198,062
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.67%, due 05/25/36†	548,592
1,274,098	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.68%, due 02/25/37† 144A	502,633
95,920	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.47%, due 12/15/35†	33,249
63,576	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.46%, due 12/15/35†	18,047
505,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, due 08/15/38	507,171
108,350	CVS Pass-Through Trust, 5.88%, due 01/10/28	101,641
83,526	CVS Pass-Through Trust, 6.04%, due 12/10/28	79,263
220,000	CVS Pass-Through Trust, 9.35%, due 01/10/23¤ 144A	214,769

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,296,249
28,688	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	28,616
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	304,125
262,606	Delta Air Lines, Inc., Series 2007, Class 1A, 6.82%, due 08/10/22	250,788
632,408	Ford Credit Auto Owner Trust, Series 2009-A, Class A2B, 2.23%, due 08/15/11†	635,483
85,272	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.45%, due 07/25/30†	52,325
177,309	GSAMP Trust, Series 2006-S4, Class A1, 0.32%, due 05/25/36†	15,256
460,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	459,629
605,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, due 05/17/10	609,165
510,000	Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, due 08/15/11	512,579
453,805	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.43%, due 05/25/36†	123,331
35,033	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.32%, due 11/25/36†	34,457
658,979	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.25%, due 10/25/33†	494,967
64,581	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 0.28%, due 10/25/36†	63,101
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 1.76%, due 04/25/24†	428,922
435,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, due 07/15/11	438,984
299,740	RAAC Series, Series 2006-RP2, Class A, 0.48%, due 02/25/37† 144A	185,711
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 0.60%, due 06/20/13† 144A	349,295
63,358	SACO I, Inc., Series 2005-7, Class A, 0.51%, due 09/25/35†	40,803
700,961	SACO I, Inc., Series 2006-5, Class 1A, 0.38%, due 04/25/36†	94,731
287,915	SACO I, Inc., Series 2006-6, Class A, 0.36%, due 06/25/36†	50,891
86,148	SLM Student Loan Trust, Series 2006-5, Class A2, 0.27%, due 07/25/17†	86,122
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.58%, due 01/25/18†	545,526
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 1.98%, due 07/25/23†	1,507,847
2,226,211	SLM Student Loan Trust, Series 2008-9, Class A, 1.78%, due 04/25/23†	2,316,976
79,470	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	82,151
658,298	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	714,532
58,090	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	47,636
357,752	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.34%, due 02/25/36 144A†	26,123
60,000	United Air Lines, Inc., 1.00%, due 05/01/18	63,225
180,000	United Air Lines, Inc., 9.75%, due 01/15/17	183,600
470,000	USAA Auto Owner Trust, Series 2009-1, Class A2, 2.64%, due 08/15/11	472,550
2,008,760	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.51%, due 05/25/46†	988,527
67,812	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.52%, due 07/25/45†	49,578

		21,167,401

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, Senior Note, 4.00%, due 08/15/13†	203,350

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — 29.1%

30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12†† 144A	30,225
85,000	ACCO Brands Corp., 10.63%, due 03/15/15 144A	93,925
690,000	Achmea Hypotheekbank NV, 3.20%, due 11/03/14 144A	689,429
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,600
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	153,000
400,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17	412,500
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	695,300
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	25,938
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	311,400
170,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	122,613
450,000	Alcoa, Inc., 6.00%, due 07/15/13	474,421
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14†††	1,312
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	224,340
270,000	Altria Group, Inc., 8.50%, due 11/10/13	312,280
320,000	Amerada Hess Corp., 7.30%, due 08/15/31	364,688
150,000	America Movil SAB de CV, Senior Note, 5.63%, due 11/15/17	156,051
500,000	American Express Centurion Bank, 0.38%, due 06/12/12†	485,436
750,000	American Express Co., 8.13%, due 05/20/19	890,306
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	552,050
300,000	American Express Credit Corp., 0.38%, due 10/04/10†	299,274
300,000	American Express Credit Corp., 0.42%, due 12/02/10†	298,955
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,040,545
100,000	American General Finance Corp., 5.40%, due 12/01/15	68,831
350,000	American General Finance Corp., 5.63%, due 08/17/11	305,409
450,000	American General Finance Corp., 6.90%, due 12/15/17	312,888
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,232,659
2,500,000	American International Group, Inc., 8.25%, due 08/15/18	2,350,632
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	255,300
215,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	201,831
210,000	American Real Estate Partners, LP/American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	215,250
180,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	202,497
650,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	681,043
975,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 11/15/14 144A	1,033,391
470,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20 144A	480,448
700,000	Apache Corp., 5.25%, due 04/15/13	750,743
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	274,275
47,000	ArcelorMittal USA Partnership, 9.75%, due 04/01/14	49,393
220,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	219,450
160,000	Associated Materials LLC/Associated Materials Finance, Inc., 9.88%, due 11/15/16 144A	169,600
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21¤ 144A	187,031
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	83,609
1,130,000	AT&T, Inc., Global Note, 5.80%, due 02/15/19	1,206,676
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	311,964
100,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	105,718

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

120,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	114,600
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	13,950
500,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	597,840
70,000	Bank of America Corp., 8.00%, due 12/29/49†	67,490
330,000	Bank of America Corp., Series M, 8.13%, due 12/29/49†	318,117
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	508,643
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,738,448
455,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	479,347
250,000	Barclays Bank Plc, 5.20%, due 07/10/14	265,268
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49† 144A	2,127,500
400,000	Barclays Bank Plc, 10.18%, due 06/12/21¤ 144A	517,215
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	122,315
230,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	192,625
245,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	259,700
125,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	132,813
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	609,282
1,775,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	2,040,616
15,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	10,269
160,000	Board of Trustees of Leland Stanford Junior University (The), 3.63%, due 05/01/14	164,772
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	254,146
280,000	Boeing Co. (The), 4.88%, due 02/15/20	281,315
210,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	190,312
125,000	Boise Paper Holdings LLC / Boise Finance Co., Series 1, 9.00%, due 11/17/17 144A	130,156
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	26,250
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	545,090
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	324,636
160,000	BP Capital Markets Plc, Guranteed Note, 3.88%, due 03/10/15	164,578
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	21,765
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	207,350
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	201,825
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	266,059
295,000	CareFusion Corp., 5.13%, due 08/01/14 144A	310,424
150,000	Case New Holland, Inc., Senior Note, 7.13%, due 03/01/14	153,000
660,000	CDP Financial, Inc., 4.40%, due 11/25/19 144A	633,455
850,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	876,785
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,639,973
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	77,381
404,300	Century Aluminum Co., 8.00%, due 05/15/14	396,214
200,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	203,000
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12††† 144A	98,088
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	54,175
565,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	556,525
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	197,437
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	114,125

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

375,000	Cisco Systems, Inc., 4.45%, due 01/15/20	368,604
257,504	CIT Group, Inc, 7.00%, due 05/01/16	227,891
103,000	CIT Group, Inc., 7.00%, due 05/01/13	96,820
154,501	CIT Group, Inc., 7.00%, due 05/01/14	143,879
154,501	CIT Group, Inc., 7.00%, due 05/01/15	139,051
360,506	CIT Group, Inc., 7.00%, due 05/01/17	314,541
1,160,000	Citibank NA, 1.38%, due 08/10/11	1,163,533
755,000	Citibank NA, 1.75%, due 12/28/12	748,898
455,000	Citigroup Funding, Inc., 1.88%, due 10/22/12	453,588
535,000	Citigroup Funding, Inc., 1.88%, due 11/15/12	533,990
1,165,000	Citigroup Funding, Inc., 2.13%, due 07/12/12	1,174,714
470,000	Citigroup Funding, Inc., 2.25%, due 12/10/12	474,024
300,000	Citigroup, Inc., 0.66%, due 01/16/12†	468,083
100,000	Citigroup, Inc., 0.87%, due 06/28/13†	134,643
1,070,000	Citigroup, Inc., 6.01%, due 01/15/15	1,093,750
390,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	391,431
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,211,443
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	575,668
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	720,800
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	579,010
170,000	Clear Channel Communications, Inc., 4.90%, due 05/15/15	98,175
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	60,225
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	32,338
95,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17 144A	95,475
105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19 144A	107,625
25,000	CNH Americah LLC, 7.25%, due 01/15/16	24,813
260,000	Colt Defense LLC/Colt Finance Corp., 8.75%, due 11/15/17 144A	269,750
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	524,851
870,000	Comcast Corp., 6.50%, due 01/15/15	975,763
270,000	Comcast Corp., 6.50%, due 01/15/17	299,333
65,000	Comcast Corp., 7.05%, due 03/15/33	71,180
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	311,091
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	129,315
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	259,350
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	119,700
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	128,863
195,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	156,487
520,000	ConocoPhillips, 4.60%, due 01/15/15	552,855
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	602,449
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	246,862
740,000	Cornell University, 4.35%, due 02/01/14	775,820
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	213,883
150,000	Cox Communications, Inc., 8.38%, due 03/01/39 144A	187,360
560,000	Credit Agricole SA, 8.38%, due 12/31/49† 144A	595,482
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	166,250

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

475,000	Credit Suisse/New York, NY, 5.00%, due 05/15/13(a)	506,949
50,000	Credit Suisse/New York, NY, 5.30%, due 08/13/19	51,445
500,000	Credit Suisse/New York, NY, Subordinated Note, 6.00%, due 02/15/18	524,008
40,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	41,600
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	181,900
750,000	CVS Caremark Corp., 6.60%, due 03/15/19	822,147
230,000	CVS Caremark Corp., Senior Note, 0.56%, due 06/01/10†	230,123
76,863	CVS Pass-Through Trust, 6.94%, due 01/10/30	77,476
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	768,022
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	428,810
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	141,050
20,000	DaVita, Inc., Senior Subordinated Note, 7.25%, due 03/15/15	20,150
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	196,625
210,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	210,525
400,000	Depfa ACS Bank, 5.13%, due 03/16/37¤ 144A	297,992
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	531,602
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	329,605
190,000	Deutsche Telekom International Finance BV, Guaranteed Note, 8.50%, due 06/15/10	196,373
500,000	Dexia Credit Local, 2.38%, due 09/23/11 144A	510,480
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	30,525
730,000	Diageo Capital Plc, Guaranteed Note, 7.38%, due 01/15/14	845,221
30,000	DISH DBS Corp., 7.88%, due 09/01/19	31,613
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	443,329
125,000	Dominion Resources, Inc., Senior Note, Series B, 5.95%, due 06/15/35	124,734
215,000	Domtar Corp., 10.75%, due 06/01/17	253,700
220,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18	247,198
500,000	Duke Energy Corp., 5.63%, due 11/30/12	546,222
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	126,513
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	16,600
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	30,338
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	41,350
90,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	94,725
50,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	39,750
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	106,750
245,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	231,525
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	34,125
60,000	Edison Mission Energy, Senior Note, 7.75%, due 06/15/16	51,300
150,000	EDP Finance BV, 6.00%, due 02/02/18 144A	160,493
575,000	Eksportfinans ASA, 3.00%, due 11/17/14	566,835
250,000	Eksportfinans ASA, 5.50%, due 06/26/17	265,158
28,000	El Paso Corp., 7.75%, due 01/15/32	26,617
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	180,767
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	478,460
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	226,590
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	442,969
150,000	Eli Lilly & Co., 3.55%, due 03/06/12	156,185
355,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	168,524

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

945,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	442,847
10,000	Energy Future Holdings Corp., Senior Note, 10.88%, due 11/01/17	8,225
2,955,068	Energy Future Holdings Corp., Senior Note, 11.25%, due 12/01/14	2,105,486
258,110	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17	183,903
860,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	1,026,780
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	991,135
100,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	96,931
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	183,750
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,655
715,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	777,166
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	184,479
75,000	Florida Power Corp., 6.40%, due 06/15/38	82,165
130,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	129,675
130,000	FMG Finance Pty, Ltd., 10.00%, due 09/01/13 144A	135,850
135,000	FMG Finance Pty, Ltd., Senior Secured Noted, 10.63%, due 09/01/16 144A	150,019
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	189,625
750,000	Ford Motor Co., 6.63%, due 10/01/28	583,125
110,000	Ford Motor Co., 7.13%, due 11/15/25	86,350
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	337,725
916,000	Ford Motor Credit Co., 8.00%, due 12/15/16	918,422
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	812,560
190,000	France Telecom, 4.38%, due 07/08/14	198,745
805,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	882,683
10,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	9,225
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	74,475
240,000	Frontier Communications Corp., 7.05%, due 10/01/46	186,600
50,000	Frontier Communications Corp., Senior Note, 7.13%, due 03/15/19	47,500
1,035,000	General Electric Capital Corp., 0.40%, due 04/10/12†	1,013,142
2,600,000	General Electric Capital Corp., 0.55%, due 06/20/14†	2,354,690
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,021,674
1,345,000	General Electric Capital Corp., 2.25%, due 03/12/12	1,365,215
700,000	General Electric Capital Corp., 2.63%, due 12/28/12	713,399
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	998,315
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	751,425
100,000	Geokinetics Holdings, Inc., 9.75%, due 12/15/14 144A	98,750
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	842,713
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	230,407
150,000	Glitnir Banki HF, 6.33%, due 07/28/11¤††† 144A	32,250
290,000	Glitnir Banki HF, 6.38%, due 09/25/12¤††† 144A	62,350
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16¤††† 144A	832
169,000	GMAC, Inc., 7.50%, due 12/31/13 144A	164,775
717,000	GMAC, Inc., 7.75%, due 01/19/10 144A	717,896
45,000	GMAC, Inc., 8.00%, due 11/01/31 144A	40,950
590,000	GMAC, Inc., 8.00%, due 11/01/31	532,121
1,507,000	GMAC, Inc., Senior Guaranteed Note, 6.88%, due 09/15/11 144A	1,499,465
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	23,400
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,174,004
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	214,447

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

210,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	223,214
330,000	Goldman Sachs Group (The), Inc., Senior Note, 4.50%, due 06/15/10	335,985
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,792,535
115,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	127,650
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,000
140,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18 144A	113,050
245,000	Harrah’s Operating Co., Inc., Senior Note, 10.75%, due 02/01/16	200,900
45,000	Harrah’s Operating Co., Inc., Senior Secured Note, 10.00%, due 12/15/18 144A	36,338
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	160,949
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	72,600
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	99,311
7,000	HCA Inc., 6.30%, due 10/01/12	7,035
20,000	HCA, Inc., 5.75%, due 03/15/14	18,900
9,000	HCA, Inc., 6.25%, due 02/15/13	8,798
570,000	HCA, Inc., 6.50%, due 02/15/16	544,350
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	21,150
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	193,725
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	72,695
175,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	180,250
210,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	215,775
40,000	Hess Corp., 7.88%, due 10/01/29	48,104
335,000	Hewlett-Packard Co., 2.25%, due 05/27/11	339,874
195,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	188,175
115,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	113,275
100,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	102,000
200,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	187,750
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	249,000
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	440,750
240,000	Huntsman International LLC, Senior Subordinated Note, 7.38%, due 01/01/15	231,600
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22†	268,211
25,000	Inergy LP/Inergy Finance Corp., 8.75%, due 03/01/15	25,813
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	267,975
125,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	127,500
80,000	Intelsat Corp., 9.25%, due 08/15/14	82,600
110,000	Intelsat Jackson Holdings, Ltd., 8.50%, due 11/01/19 144A	113,850
20,000	Intelsat Jackson Holdings, Ltd., 9.50%, due 06/15/16	21,500
115,000	Interface, Inc., 11.38%, due 11/01/13	129,088
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	199,025
300,000	International Lease Finance Corp., 0.63%, due 07/13/12†	233,948
300,000	International Lease Finance Corp., 5.75%, due 06/15/11	275,731
175,000	International Paper, Co., 7.30%, due 11/15/39	186,234
115,000	Inverness Medical Innovations, Inc., 9.00%, due 05/15/16	118,163
120,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	122,400
160,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	143,200
100,000	iStar Financial, Inc. REIT, Series 1, 5.88%, due 03/15/16	57,250
345,000	Japan Finance Corp., 2.00%, due 06/24/11	349,287
575,000	JPMorgan Chase & Co., 2.20%, due 06/15/12	583,336

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,067,931
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	222,366
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,524,326
725,000	JPMorgan Chase Bank NA, 0.58%, due 06/13/16†	661,973
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	310,978
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	329,006
205,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16 144A	215,250
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	132,300
250,000	KAR Auction Services, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	268,750
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16¤††† 144A	260
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15¤††† 144A	424,200
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	690,060
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,032,911
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	42,314
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,730
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	63,045
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	820,111
2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,219,500
310,000	Koninklijke KPN NV, 8.00%, due 10/01/10	325,559
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	608,548
725,000	Kreditanstalt fuer Wiederaufbau, 2.25%, due 04/16/12	736,274
725,000	Kreditanstalt fuer Wiederaufbau, 2.75%, due 10/21/14	717,651
700,000	Kreditanstalt fuer Wiederaufbau, Global Note, 3.50%, due 03/10/14	720,065
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	643,358
100,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	100,875
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	57,900
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	238,875
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,825
140,000	Land O’Lakes Capital Trust I, 7.45%, due 03/15/28 144A	123,900
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11¤††† 144A	14,500
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20	482,898
570,000	LeasePlan Corp. NV, 3.00%, due 05/07/12 144A	583,963
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†††	141
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14†††	30,000
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	81
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	267
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	80,750
225,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	187,875
215,000	LINN Energy LLC, 9.88%, due 07/01/18	229,512
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,788,002
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	136,313
170,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	173,825
130,000	Massachusetts Electric Co., Series 1, 5.90%, due 11/15/39 144A	132,457
215,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	215,806
350,000	Merna Reinsurance, Ltd., Series B, 2.03%, due 07/07/10† 144A	344,785
700,000	Merrill Lynch & Co., Inc., 1.02%, due 05/30/14†	924,206

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	200,073
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	824,559
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	26,801
75,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	88,284
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	498,400
45,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	45,788
80,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	81,400
175,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	176,487
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	424,074
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	185,385
15,000	MGM Mirage, 10.38%, due 05/15/14 144A	16,350
35,000	MGM Mirage, 11.13%, due 11/15/17 144A	38,938
90,000	MGM Mirage, Senior Note, 5.88%, due 02/27/14	72,563
180,000	MGM Mirage, Senior Note, 6.63%, due 07/15/15	140,850
200,000	MGM Mirage, Senior Note, 7.50%, due 06/01/16	157,000
40,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	31,300
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	161,844
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	41,000
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	213,656
75,000	Mohegan Tribal Gaming Authority, Senior Note, 8.00%, due 04/01/12	64,219
940,000	Monumental Global Funding, Ltd., (MTN), 0.41%, due 06/16/10† 144A	930,243
75,000	Moog, Inc., 7.25%, due 06/15/18	72,844
975,000	Morgan Stanley, 0.53%, due 01/09/12†	964,443
930,000	Morgan Stanley, 5.63%, due 01/09/12	981,916
100,000	Morgan Stanley, 5.63%, due 09/23/19	100,918
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,088,565
125,000	Morgan Stanley, 7.30%, due 05/13/19	140,609
130,000	Morgan Stanley, (MTN), Series F, 0.73%, due 10/18/16†	120,617
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	965,913
125,000	Morgan Stanley, (MTN), Series F, 6.25%, due 08/28/17	130,646
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,082,896
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,599,651
1,895,000	Motors Liquidation Co., 8.38%, due 07/15/33†††	521,125
100,000	Motors Liquidation Co., Senior Note, 8.25%, due 07/15/23†††	27,000
130,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	120,900
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99†	91,133
286,646	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	281,630
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	31,792
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	50,762
430,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	429,644
110,000	Nordic Telephone Co. Holdings ApS, Senior Note, 8.88%, due 05/01/16 144A	116,875
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	69,971
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	135,000
281,244	Nortek, Inc., 11.00%, due 12/15/13	295,306
520,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	497,900
210,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	213,150
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	40,150
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	100,500

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	689,977
160,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	158,800
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	57,750
75,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	62,156
650,000	Oracle Corp., 3.75%, due 07/08/14	671,371
20,000	Owens-Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	20,550
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	754,128
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	10,694
15,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	15,244
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	577,761
800,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	983,430
661,000	Petrobras International Finance Co., 5.75%, due 01/20/20	675,732
20,000	Petrobras International Finance Co., 5.88%, due 03/01/18	20,268
180,000	Petrobras International Finance Co., 6.13%, due 10/06/16	193,950
205,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	193,725
225,000	Pfizer, Inc., 5.35%, due 03/15/15	246,184
130,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	126,263
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	113,416
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	208,125
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	31,125
275,000	Prudential Financial, Inc., 4.75%, due 09/17/15	279,200
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,175
100,000	Qwest Corp., 6.88%, due 09/15/33	88,500
45,000	Qwest Corp., 7.50%, due 10/01/14	46,969
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	54,313
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	360,679
157,000	RailAmerica, Inc., 9.25%, due 07/01/17	167,794
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14†††	24,469
305,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	307,287
310,000	Realogy Corp., Senior Note, 10.50%, due 04/15/14	269,700
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	268,127
239,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	248,560
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	483,084
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	119,268
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	208,986
530,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 7.75%, due 10/15/16 144A	544,575
36,000	RH Donnelley, Inc., 11.75%, due 05/15/15††† 144A	29,880
1,010,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,280,377
165,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	156,337
300,000	Roche Holdings, Inc., Guaranteed Note, 5.00%, due 03/01/14 144A	321,253
240,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	264,194
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	43,852
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	22,436
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	64,310
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	98,873

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

450,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	398,100
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	121,574
550,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	549,221
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49† 144A	111,139
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43†	54,064
20,000	Royal Bank of Scotland Group Plc, Subordinated Note, 6.38%, due 02/01/11	20,061
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	151,800
35,000	SandRidge Energy, Inc., Series 1, 8.75%, due 01/15/20 144A	35,175
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	185,062
135,000	Satelites Mexicanos SA de CV, 9.03%, due 11/30/11†	123,356
70,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15¤††† 144A	5,250
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	98,450
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	9,950
350,000	Shell International Finance BV, 4.00%, due 03/21/14	365,589
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	415,500
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49† 144A	239,088
700,000	SLM Corp., 4.75%, due 03/17/14	868,741
10,000	SLM Corp., 5.00%, due 04/15/15	8,721
690,000	SLM Corp., 5.38%, due 05/15/14	637,036
75,000	SLM Corp., 5.63%, due 08/01/33	56,707
225,000	SLM Corp., (MTN), 0.58%, due 01/27/14†	173,737
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	308,434
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14 144A	70,850
240,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	240,600
565,000	Societe Financement de l’Economie Francaise, 3.38%, due 05/05/14 144A	576,572
200,000	Sonat, Inc., 7.63%, due 07/15/11	207,140
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	105,417
1,300,000	Sprint Capital Corp., 7.63%, due 01/30/11	1,337,375
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	75,800
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	55,500
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	963,375
135,000	Station Casinos, Inc., 7.75%, due 08/15/16¤ †††	21,769
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12†††	14,063
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	99,625
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,525
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	76,062
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	70,350
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	13,744
196,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	201,880
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	117,700
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	349,185
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	67,815
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	2,022,982
425,000	Svenska Handelsbanken AB, 2.88%, due 09/14/12 144A	427,897
1,400,000	Swedbank AB, 3.00%, due 12/22/11 144A	1,435,444
155,000	Swift Energy Co., 8.88%, due 01/15/20	159,650
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	94,644

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

145,000	Targa Resources, Inc., 8.50%, due 11/01/13	151,525
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,861
400,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	414,833
20,000	Teck Resources, Ltd., 9.75%, due 05/15/14	23,175
20,000	Teck Resources, Ltd., 10.25%, due 05/15/16	23,400
95,000	Teck Resources, Ltd., 10.75%, due 05/15/19	114,000
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	229,113
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	282,647
205,000	Telefonica Emisiones SAU, 5.98%, due 06/20/11	216,894
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	83,356
360,000	TELUS Corp., 8.00%, due 06/01/11	389,868
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19 144A	43,400
80,000	Tenet Healthcare Corp., Senior Secured Note, 9.00%, due 05/01/15 144A	86,800
115,000	Tenet Healthcare Corp., Senior Secured Note, 10.00%, due 05/01/18 144A	129,375
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	22,560
240,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	243,900
240,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	240,000
45,000	Texas Industries, Inc., 7.25%, due 07/15/13	44,438
140,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	138,250
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	277,954
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	778,655
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	177,942
10,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	11,931
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	109,870
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	97,950
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	287,716
130,000	Time Warner, Inc., 6.88%, due 05/01/12	142,394
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	38,450
330,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	323,400
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	353,902
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	738,938
1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,151,150
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	83,987
90,000	Tyco International Finance SA, Senior Note, 6.38%, due 10/15/11	96,548
20,000	Tyco International, Ltd./Tyco International Finance SA, 6.88%, due 01/15/21	22,483
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	509,840
175,000	Unisys Corp., 14.25%, due 09/15/15 144A	204,750
1,500,000	United Arab Emirates, 5.50%, due 08/02/12 144A	1,586,517
660,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	702,208
30,000	United Rentals North America, Inc., 9.25%, due 12/15/19	31,125
20,000	United Rentals North America, Inc., Senior Subordinated Note, 7.00%, due 02/15/14	18,200
145,000	United Rentals North America, Inc., Senior Subordinated Note, 7.75%, due 11/15/13	136,300
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	93,193
725,000	US Central Federal Credit Union, 1.25%, due 10/19/11	725,121
237,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	143,681
245,000	USG Corp., 6.30%, due 11/15/16	220,500
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	390,648
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	226,050

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

110,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	106,700
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	43,763
50,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 9.00%, due 05/01/12	52,500
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	119,756
125,000	Verizon Communications, Inc., 6.35%, due 04/01/19	138,148
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	500,414
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	304,534
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	93,531
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	453,121
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	105,805
1,500,000	Wachovia Bank NA, 0.58%, due 03/15/16†	1,347,900
360,000	Wachovia Capital Trust III, 5.80%, due 03/15/42†	279,000
220,000	Wachovia Capital Trust III, 5.80%, due 03/29/49†	170,500
1,000,000	Wachovia Corp., 5.30%, due 10/15/11	1,061,973
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	716,747
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	663,237
730,000	WellPoint, Inc., 5.88%, due 06/15/17	753,213
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	137,735
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,020,839
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	306,250
19,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	18,264
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	638,189
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	143,150
295,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	223,902
510,000	Wyeth, 5.95%, due 04/01/37	533,642
75,000	Wyeth, 6.00%, due 02/15/36	78,609
285,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	276,806
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	317,369
30,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	34,022
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	47,276
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	423,937

		187,331,412

	Mortgage Backed Securities — 33.4%

500,289	American Home Mortgage Assets, Series 2006-6, Class A1A, 0.42%, due 11/25/36†	244,436
223,508	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	225,999
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	733,516
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	206,165
218,378	Banc of America Funding Corp., Series 2005-E, Class 8A1, 1.66%, due 06/20/35†	103,070
407,202	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.44%, due 02/25/35†	312,974
821,871	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.33%, due 02/25/47†	542,336
98,380	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.63%, due 07/25/34†	86,315

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

126,082	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	128,572
520,000	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	546,240
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	58,602
610,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.46%, due 03/11/39†	597,298
428,346	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	323,622
20,078	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.68%, due 09/25/34†	18,598
322,285	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	299,932
151,077	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.56%, due 11/20/35†	79,533
117,313	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.49%, due 12/25/35†	65,099
75,435	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 0.50%, due 11/25/35†	37,983
638,973	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.42%, due 03/20/47†	343,605
137,235	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.32%, due 11/25/36†	132,519
216,671	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.33%, due 01/25/37†	206,523
274,588	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.77%, due 02/25/35†	181,364
121,747	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.52%, due 04/25/35†	68,430
113,134	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.53%, due 05/25/35†	61,645
132,699	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.63%, due 09/25/35† 144A	99,742
493,777	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	401,044
590,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	621,212
320,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	328,532
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	965,039
273,453	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	182,690
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.81%, due 09/15/39†	362,729
506,309	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.43%, due 02/25/47†	269,085
162,885	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	162,839
52,844	FHLMC, 5.50%, due 05/01/35	55,566
49,920	FHLMC, 5.50%, due 10/01/35	52,492
810,874	FHLMC, 5.50%, due 12/01/36	851,122
826,103	FHLMC, 5.50%, due 08/01/38	866,415
1,100,000	FHLMC Gold Pool, 5.00%, due 02/01/19	1,150,016

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

5,600,000	FHLMC Gold Pool, 5.00%, due 01/01/36	5,742,626
464,314	FHLMC Gold Pool, 5.50%, due 11/01/35	488,231
1,388,606	FHLMC Gold Pool, 5.50%, due 12/01/37	1,457,530
835,042	FHLMC Gold Pool, 5.50%, due 04/01/38	875,837
6,528,456	FHLMC Gold Pool, 5.50%, due 09/01/38	6,852,498
600,000	FHLMC Gold Pool TBA, 5.50%, due 06/01/35	628,594
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	248,074
356,134	FHLMC Non Gold Pool, 5.38%, due 05/01/36†	372,900
116,045	FHLMC Non Gold Pool, 5.87%, due 05/01/37†	123,850
172,152	FHLMC Non Gold Pool, 6.42%, due 09/01/36†	183,263
578,900	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 2.16%, due 07/25/44†	551,800
633,992	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.60%, due 02/25/37†	314,309
3,000,000	FNMA, 4.00%, due 11/01/22	3,018,282
5,862,623	FNMA, 4.00%, due 08/01/39	5,667,203
1,192,198	FNMA, 4.50%, due 12/01/20	1,237,786
2,900,000	FNMA, 4.50%, due 06/01/38	2,895,470
2,985,102	FNMA, 4.50%, due 06/01/39	2,983,548
17,873,544	FNMA, 4.50%, due 09/01/39	17,864,235
200,000	FNMA, 5.00%, due 05/01/19	209,031
300,000	FNMA, 5.00%, due 06/01/19	312,750
1,198,511	FNMA, 5.00%, due 06/01/35	1,233,967
1,803,196	FNMA, 5.00%, due 07/01/35	1,856,541
529,495	FNMA, 5.00%, due 07/01/35	544,497
577,247	FNMA, 5.00%, due 09/01/35	593,603
2,898,520	FNMA, 5.00%, due 10/01/35	2,980,645
34,431	FNMA, 5.00%, due 12/01/35	35,407
1,147,130	FNMA, 5.00%, due 12/01/35	1,179,633
141,598	FNMA, 5.00%, due 12/01/35	145,610
5,876,014	FNMA, 5.00%, due 03/01/36	6,042,501
429,766	FNMA, 5.00%, due 12/01/36	441,674
12,660,136	FNMA, 5.00%, due 02/01/38	13,018,840
1,106,599	FNMA, 5.00%, due 04/01/38	1,137,026
906,596	FNMA, 5.00%, due 04/01/38	931,524
255,169	FNMA, 5.00%, due 09/01/35†	267,522
323,469	FNMA, 5.50%, due 10/01/18	344,990
315,459	FNMA, 5.50%, due 12/01/18	336,446
39,917	FNMA, 5.50%, due 09/01/19	42,561
5,300,000	FNMA, 5.50%, due 10/01/19	5,605,577
517,854	FNMA, 5.50%, due 06/01/20	552,306
521,348	FNMA, 5.50%, due 06/01/20	556,033
217,504	FNMA, 5.50%, due 03/01/21	230,819
18,704	FNMA, 5.50%, due 05/25/27	18,919
61,816	FNMA, 5.50%, due 12/01/32	65,049
10,000,010	FNMA, 5.50%, due 05/01/33	10,511,990
6,758,434	FNMA, 5.50%, due 06/01/33	7,104,452
685,933	FNMA, 5.50%, due 07/01/33	721,051

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

4,791,418	FNMA, 5.50%, due 01/01/34	5,036,729
382,860	FNMA, 5.50%, due 02/01/35	402,461
100,000	FNMA, 5.50%, due 04/01/35	104,688
797,597	FNMA, 5.50%, due 10/01/35	838,432
286,107	FNMA, 5.50%, due 02/01/36	300,085
826,631	FNMA, 5.50%, due 03/01/36	867,015
198,676	FNMA, 5.50%, due 04/01/36	207,792
623,126	FNMA, 5.50%, due 04/01/36	653,568
719,875	FNMA, 5.50%, due 11/01/36	755,044
3,694,527	FNMA, 5.50%, due 01/01/37	3,875,021
71,590	FNMA, 5.50%, due 04/01/37	75,031
183,040	FNMA, 5.50%, due 05/01/37	191,839
55,897	FNMA, 5.50%, due 05/01/37	58,584
55,044	FNMA, 5.50%, due 05/01/37	57,690
143,201	FNMA, 5.50%, due 05/01/37	150,085
42,242	FNMA, 5.50%, due 05/01/37	44,272
156,385	FNMA, 5.50%, due 06/01/37	163,903
681,314	FNMA, 5.50%, due 08/01/37	715,770
1,679,192	FNMA, 5.50%, due 05/01/38	1,759,916
1,553,427	FNMA, 5.50%, due 06/01/38	1,628,105
92,935	FNMA, 6.00%, due 11/01/21	99,438
55,916	FNMA, 6.00%, due 10/01/35	59,666
1,019,015	FNMA, 6.00%, due 05/01/36	1,082,544
123,551	FNMA, 6.00%, due 08/01/36	131,253
376,379	FNMA, 6.00%, due 08/01/36	399,844
523,298	FNMA, 6.00%, due 09/01/36	555,922
84,640	FNMA, 6.00%, due 09/01/36	89,916
79,986	FNMA, 6.00%, due 09/01/36	84,972
547,333	FNMA, 6.00%, due 11/01/36	581,455
57,763	FNMA, 6.00%, due 07/01/37	61,283
887,851	FNMA, 6.00%, due 08/01/37	941,954
138,497	FNMA, 6.00%, due 08/01/37	146,936
1,961,359	FNMA, 6.00%, due 08/01/37	2,080,879
1,575,293	FNMA, 6.00%, due 09/01/37	1,671,287
1,725,376	FNMA, 6.00%, due 10/01/37	1,830,516
761,985	FNMA, 6.00%, due 10/01/37	808,419
664,462	FNMA, 6.00%, due 10/01/37	704,953
1,622,967	FNMA, 6.00%, due 11/01/37	1,721,867
34,881	FNMA, 6.00%, due 04/01/38	37,007
881,882	FNMA, 6.00%, due 07/01/38	935,071
80,017	FNMA, 6.00%, due 07/01/38	84,843
1,000,000	FNMA, 6.00%, due 10/01/38	1,060,312
2,910,012	FNMA, 6.00%, due 11/01/38	3,085,522
1,600,000	FNMA, 6.50%, due 02/01/35	1,713,750
40,751	FNMA, 6.50%, due 04/01/36	43,737
414,607	FNMA, 6.50%, due 10/01/37	444,536
57,592	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	52,447
88,823	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	94,626

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

6,700,000	FNMA TBA, 6.00%, due 11/01/35	7,096,767
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	773,984
85,498	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33†	86,747
132,946	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	136,818
389,934	GNMA, 5.00%, due 08/15/33	404,116
299,948	GNMA, 5.00%, due 05/15/34	310,576
35,676	GNMA, 5.00%, due 12/15/34	36,940
194,072	GNMA, 5.00%, due 04/15/35	200,645
244,716	GNMA, 5.00%, due 04/15/35	253,005
343,240	GNMA, 5.00%, due 06/15/35	354,865
239,034	GNMA, 5.00%, due 09/15/35	247,130
314,212	GNMA, 5.00%, due 09/15/35	324,855
204,926	GNMA, 5.00%, due 11/15/35	211,867
157,084	GNMA, 5.00%, due 12/15/35	162,405
775,433	GNMA, 5.50%, due 02/15/35	816,664
400,000	GNMA, 5.50%, due 05/01/36	419,062
182,833	GNMA, 6.50%, due 10/15/32	197,623
426,075	GNMA Pool I, 5.00%, due 09/15/35	440,507
61,627	GNMA Pool I, 5.00%, due 04/15/36	63,560
1,000,000	GNMA Pool I, 5.00%, due 02/15/38	1,028,438
13,000,000	GNMA Pool I, 6.00%, due 04/01/36	13,737,347
929,758	GNMA Pool I, 6.50%, due 09/15/38	989,437
84,002	GNMA Pool I, 7.50%, due 03/15/17	93,651
1,600,000	GNMA Pool II, 4.00%, due 01/01/39	1,541,507
1,900,000	GNMA Pool II, 5.00%, due 05/01/38	1,953,151
701,687	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.31%, due 03/25/37†	543,323
1,087,105	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.36%, due 04/25/47†	775,444
480,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, due 08/10/42†	464,088
141,195	GSAA Trust, Series 2006-5, Class 2A1, 0.30%, due 03/25/36†	89,200
329,543	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.85%, due 06/25/34†	279,888
487,155	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, due 11/25/35†	404,841
528,261	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.42%, due 08/25/46†	378,918
88,646	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.54%, due 11/19/35†	46,689
115,862	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.57%, due 06/20/35†	78,334
1,428,293	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.41%, due 11/19/46†	682,470
500,830	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.44%, due 11/19/36†	294,474
1,444,889	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.45%, due 06/25/37†	730,130
735,782	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.55%, due 03/25/36†	283,903
506,115	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	370,961
1,234,385	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.62%, due 08/25/37†	643,646

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

289,880	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.15%, due 11/25/37†	201,188
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	177,116
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	189,662
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	288,906
167,467	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	143,691
113,513	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	95,337
5,194	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25†	5,200
594,276	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	603,257
447,212	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	465,417
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,075,455
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	362,941
80,962	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.53%, due 11/25/35†	51,007
164,542	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35† †††	43,935
364,311	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46† †††	189,624
793,337	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37† †††	688,329
216,687	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.84%, due 01/25/36†	174,866
1,676,691	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.43%, due 05/25/47†	794,929
644,712	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.62%, due 11/25/35† 144A	363,028
193,851	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.58%, due 05/25/35† 144A	154,136
114,116	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.50%, due 04/25/35†	66,312
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.23%, due 11/12/37†	515,558
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39†	293,736
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.63%, due 04/12/49†	217,342
164,974	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	168,264
672,163	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	692,139
572,659	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.42%, due 09/25/46†	269,449
564,000	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	540,705
249,751	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	241,779
1,715,882	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,473,276
1,316,206	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,106,992
131,848	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.63%, due 10/25/45†	67,919

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

513,315	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.32%, due 10/25/46†	486,160
408,663	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.58%, due 10/25/18†	368,871
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	782,337
526,262	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.21%, due 09/25/37†	421,021
528,593	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.20%, due 09/25/37†	423,134
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.74%, due 05/15/43†	839,021
165,289	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.52%, due 10/25/45†	118,647
155,866	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.49%, due 11/25/45†	111,819
155,866	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.51%, due 11/25/45†	91,662
376,770	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.50%, due 12/25/45†	255,679
188,385	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.52%, due 12/25/45†	101,517
235,365	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.50%, due 12/25/45†	164,888
294,206	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.52%, due 12/25/45†	187,491
415,973	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.61%, due 11/25/36†	306,543
1,046,429	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.56%, due 12/25/36†	744,440
454,042	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.92%, due 09/25/36†	345,024
1,000,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, due 04/25/36†	840,888

		215,249,497

	Municipal Obligations — 0.7%

115,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, 5.72%, due 12/01/38	114,993
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	637,068
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	637,068
125,000	New York State Dormitory Authority, 5.63%, due 03/15/39	118,860
180,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	173,875
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29	100,108
1,700,000	State of California, 7.55%, due 04/01/39	1,649,119
165,000	State of California General Obligation, 7.30%, due 10/01/39	155,572
800,000	State of California General Obligation, 7.50%, due 04/01/34	777,288
300,000	State of Texas, 5.52%, due 04/01/39	293,184

		4,657,135

	Sovereign Debt Obligations — 0.4%

60,000	Mexico Government International Bond, 7.50%, due 04/08/33	69,150
1,025,000	Province of Ontario Canada, 1.88%, due 11/19/12	1,015,493
750,000	Province of Ontario Canada, 4.10%, due 06/16/14	783,505
100,000	Qatar Government International Bond, 6.55%, due 04/09/19 144A	111,750
520,000	Qatar Govt International Bond, 4.00%, due 01/20/15 144A	523,900
7,520	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	8,563
95,000	United Mexican States, 5.63%, due 01/15/17	99,513
112,000	United Mexican States, 6.75%, due 09/27/34	118,720

		2,730,594

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — 27.9%

439,162	Federal Home Loan Bank, 4.72%, due 09/20/12	463,810
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	206,957
800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	872,720
1,660,000	FHLMC, 3.00%, due 07/28/14	1,684,214
460,000	FHLMC, 5.13%, due 11/17/17	501,635
1,350,322	FHLMC, 5.56%, due 02/01/37†	1,429,121
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18‡	63,371
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	195,405
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18‡	242,931
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	184,583
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	102,546
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	95,710
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	225,602
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18‡	221,824
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19‡	98,423
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19‡	32,310
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19‡	12,679
505,000	FNMA, 0.00%, due 01/25/10(a)‡	504,997
730,000	FNMA, 0.00%, due 10/09/19‡	397,329
210,000	FNMA, 1.75%, due 08/10/12	210,091
700,000	FNMA, 2.75%, due 02/05/14	708,592
700,000	FNMA, 2.75%, due 03/13/14	706,641
1,200,000	FNMA, 3.00%, due 09/16/14	1,216,538
294,102	FNMA, 3.82%, due 12/01/34†	300,403
1,850,000	FNMA, 5.25%, due 08/01/12	1,975,384
683,928	FNMA, 5.83%, due 06/01/36†	725,247
1,445,266	FNMA, 5.84%, due 08/01/37†	1,532,878
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	188,965
171,509	U.S. Treasury Bond, 2.38%, due 01/15/27	180,915
1,122,000	U.S. Treasury Bond, 3.50%, due 02/15/39	919,340
700,000	U.S. Treasury Bond, 3.88%, due 05/15/18	710,993
2,490,000	U.S. Treasury Bond, 4.25%, due 05/15/39	2,336,711
5,730,000	U.S. Treasury Bond, 4.38%, due 11/15/39	5,486,481
900,000	U.S. Treasury Bond, 4.50%, due 02/15/36	886,782
21,180,000	U.S. Treasury Bond, 4.50%, due 08/15/39	20,706,775
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	1,950,752
175,000	U.S. Treasury Bond, 6.63%, due 02/15/27	218,613
600,000	U.S. Treasury Bond, 7.25%, due 08/15/22	777,469
200,000	U.S. Treasury Bond, 7.50%, due 11/15/24	267,438
1,300,000	U.S. Treasury Bond, 7.63%, due 11/15/22	1,734,485
2,300,000	U.S. Treasury Bond, 7.88%, due 02/15/21	3,092,062
3,700,000	U.S. Treasury Bond, 8.13%, due 05/15/21	5,062,643
1,269,188	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,220,205
98,023	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	98,689
1,483,548	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	1,837,398
1,301,810	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,679,234
819,000	U.S. Treasury Note, 1.00%, due 07/31/11(a)	820,504
300,000	U.S. Treasury Note, 1.13%, due 12/15/12	295,288

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

24,600,000	U.S. Treasury Note, 2.13%, due 11/30/14	24,025,418
33,200,000	U.S. Treasury Note, 2.38%, due 09/30/14	32,930,184
4,770,000	U.S. Treasury Note, 2.38%, due 12/31/14	4,757,708
3,020,000	U.S. Treasury Note, 2.75%, due 11/30/16	2,908,402
9,000,000	U.S. Treasury Note, 3.00%, due 09/30/16	8,836,173
11,710,000	U.S. Treasury Note, 3.13%, due 10/31/16	11,566,377
4,330,000	U.S. Treasury Note, 3.13%, due 12/31/16	4,294,823
1,750,000	U.S. Treasury Note, 3.13%, due 05/15/19	1,657,852
5,500,000	U.S. Treasury Note, 3.25%, due 07/31/16	5,511,605
14,620,000	U.S. Treasury Note, 3.38%, due 11/15/19(a)	14,067,262
2,090,000	U.S. Treasury Note, 3.63%, due 08/15/19	2,055,385
1,100,000	U.S. Treasury Note, 4.00%, due 08/15/18	1,123,805
440,000	U.S. Treasury STRIPS, 0.00%, due 05/15/18‡	320,871
510,000	U.S. Treasury STRIPS, 0.00%, due 11/15/27‡	214,809

		179,654,357

	TOTAL DEBT OBLIGATIONS (COST $621,632,000)	610,993,746

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Building Materials — 0.0%

280	Nortek, Inc.	9,800

	Diversified Financial Services — 0.0%

8,864	Citigroup, Inc.*	244,735

	TOTAL COMMON STOCKS (COST $209,879)	254,535

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	550,800

	Diversified Financial Services — 0.1%

445	GMAC, Inc. 144A	293,339

	Sovereign — 0.0%

29,425	FHLMC†	32,441
21,375	FNMA†	23,352
700	FNMA†	1,120

		56,913

	TOTAL PREFERRED STOCKS (COST $1,790,854)	901,052

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Shares	Description	Value ($)

	WARRANTS — 0.0%

	Media — 0.0%

307	Charter Communications, Inc., Expires 11/30/14*	1,827

	TOTAL WARRANTS (COST $921)	1,827

Number of
Contracts	Description	Value ($)

	PUT OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

80,000	U.S. Treasury Bond 10-Year Futures, Strike Price $116.500, Expires 01/22/10	112,500

	TOTAL PUT OPTIONS PURCHASED (COST $31,260)	112,500

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.1%

	U.S. Government and Agency Obligations — 5.2%

10,800,000	Federal Home Loan Bank, 0.05%, due 01/22/10	10,799,685
9,900,000	FNMA, 5.33%, due 04/01/10	9,886,882
10,000,000	United States Treasury Bill, 1.00%, due 06/10/10	9,990,222
3,100,000	United States Treasury Bill, 0.17%, due 02/25/10	3,099,214

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $33,776,003)	33,776,003

	Repurchase Agreements — 4.8%

4,200,000	Credit Suisse Securities LLC (Dated 12/31/2009. Collateralized by U.S. Treasury Bill, with a rate of 0.11%, with maturity of 06/10/10, valued at $4,322,813. Repurchase proceeds are $4,200,000), 0.00%, due 01/04/10	4,200,000
26,600,000	Barclays Bank Inc. (Dated 12/31/2009. Collateralized by FHLMC, with a rate of 0.625%, with maturity of 06/15/11, valued at $26,537,322. Repurchase proceeds are $26,600,000), 0.00%, due 01/04/10	26,600,000

	TOTAL REPURCHASE AGREEMENTS (COST $30,800,000)	30,800,000

	Bank Deposits — 2.1%

13,618,040	Euro Time Deposit, 0.01%, due 01/04/10	13,618,040

	TOTAL SHORT-TERM INVESTMENTS (COST $78,194,043)	78,194,043

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 107.1% (Cost $701,858,957)	690,457,703

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)

	TBA SALE COMMITMENTS — (8.4)%

	TBA Sale Commitments — (8.4)%

(6,000,000)	FHLMC Gold Pool, 5.50%, due 06/01/35	(6,285,936)
(23,000,000)	FNMA, 5.50%, due 04/01/35	(24,078,125)
(11,000,000)	FNMA, 6.00%, due 11/01/35	(11,651,409)
(12,000,000)	FNMA TBA, 5.00%, due 07/01/35	(12,315,000)

		(54,330,470)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $54,730,625)	(54,330,470)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 98.7% (Cost $647,128,332)	636,127,233

	Other Assets and Liabilities (net) — 1.3%	8,605,486

	NET ASSETS — 100.0%	$644,732,719

	Notes to Schedule of Investments:

	Industry classifications are unaudited.

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	MTN — Medium Term Note

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	TBA — To Be Announced

	(a) All or a portion of this security is held for open futures collateral.

	* Non-income producing security.

	¤ Illiquid security. The total market value of the securities at period end is $1,778,418 which represents 0.3% of net assets.

	† Floating rate note. Rate shown is as of December 31, 2009.

	†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	††† Security is currently in default.

	‡ Zero coupon bond.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $37,237,567 or 5.8% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

A summary of outstanding financial instruments at December 31, 2009 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
1/13/10	GBP	621,000	$1,003,706	$(31,128)
1/13/10	GBP	345,000	557,615	(16,942)

				$(48,070)

Sales
1/26/10	EUR	1,993,000	$2,856,698	$37,080
1/27/10	GBP	1,347,000	2,176,946	25,008

				$62,088

Currency Abbreviations

EUR	Euro
GBP	British Pound Sterling

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
23	Eurodollar	March 2010	$5,729,588	$207,575
130	Eurodollar	March 2010	32,384,625	225,580
228	Euro 90 Day	September 2010	56,373,000	413,683
61	Euribor	June 2010	21,633,774	8,017
9	Euribor	September 2010	3,179,440	15,890
23	Euro 90 Day	June 2010	5,710,900	41,888
5	U.S. Treasury Note 10 Yr.	March 2010	577,266	(11,094)
41	U.S. Treasury Note 5 Yr.	March 2010	4,689,695	(71,141)
10	Euro-Bund	March 2010	1,738,772	(23,745)
56	Eurobobl	March 2010	9,292,812	(39,355)
46	U.S. Treasury Bond 30 Yr.	March 2010	5,307,250	(199,556)
34	U.S. Treasury Note 2 Yr.	March 2010	7,353,031	(33,642)

				$534,100

Sales
228	U.S. Treasury Note 10 Yr.	March 2010	$27,002,075	$678,763
36	U.S. Treasury Note 2 Yr.	March 2010	7,785,563	38,689
3	U.S. Treasury Note 5 Yr.	March 2010	343,148	8,402

				$725,854

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Written Options

	Number of	Premiums	Value at
Type of Contract	Contracts	Received	December 31, 2009
CALL — 10 YEAR INTEREST RATE SWAPTION	1,100,000	(2,640)	(1,866)
Strike @ $3.25 Expires 04/19/2010
CALL — EURODOLLAR FUTURES	17	(11,231)	(27,731)
Strike @ $99.00 Expires 03/15/2010
CALL — EURODOLLAR FUTURES	30	(13,440)	(12,375)
Strike @ $99.38 Expires 06/14/2010
CALL — EURODOLLAR FUTURES	36	(29,383)	(18,900)
Strike @ $99.13 Expires 09/13/2010
CALL — OTC 10 YEAR INTEREST RATE SWAPTION	19,700,000	(165,056)	(33,416)
Strike @ $3.25 Expires 04/19/2010
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	33	(11,421)	(1,547)
Strike @ $120.00 Expires 02/19/2010
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	4	(1,907)	(1,500)
Strike @ $117.50 Expires 02/19/2010
PUT — EURODOLLAR FUTURES	11	(4,252)	(550)
Strike @ $99.38 Expires 03/15/2010
PUT — EURODOLLAR FUTURES	10	(6,200)	(62)
Strike @ $98.75 Expires 03/15/2010
PUT — EURODOLLAR FUTURES	7	(4,168)	(88)
Strike @ $98.88 Expires 03/15/2010
PUT — EURODOLLAR FUTURES	29	(13,981)	(15,950)
Strike @ $99.38 Expires 06/14/2010
PUT — EURODOLLAR FUTURES	36	(26,383)	(39,150)
Strike @ $99.13 Expires 09/13/2010
PUT — OTC 10 YEAR INTEREST RATE OPTION	4,300,000	(22,790)	(64,615)
Strike @ $3.50 Expires 02/17/2010
PUT — OTC 10 YEAR INTEREST RATE OPTION	100,000	(690)	(330)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	3,000,000	(27,000)	(48,822)
Strike @ $4.00 Expires 02/17/2010

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Written Options — continued

	Number of	Premiums	Value at
Type of Contract	Contracts	Received	December 31, 2009
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	1,100,000	(5,940)	(4,181)
Strike @ $5.00 Expires 04/19/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	5,000,000	(64,500)	(53,030)
Strike @ $4.00 Expires 04/19/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	24,400,000	(508,740)	(455,404)
Strike @ $4.25 Expires 04/19/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	4,000,000	(24,503)	(13,126)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	300,000	(2,040)	(984)
Strike @ $10.00 Expires 07/10/2012
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	80	(9,740)	(46,250)
Strike @ $115.00 Expires 01/22/2010
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	13	(10,114)	(18,688)
Strike @ $116.00 Expires 02/19/2010
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	36	(12,816)	(34,875)
Strike @ $115.00 Expires 02/19/2010
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	4	(2,740)	(2,438)
Strike @ $114.00 Expires 02/19/2010

TOTAL		$(981,675)	$(895,878)

Credit Default Swaps

Notional Amount	Expiration Date	Counterparty	Value
$400,000	12/20/10	Goldman Sachs International	$678
300,000	12/20/10	Citibank N.A	509
700,000	12/20/10	Deutsche Bank AG	1,187
1,600,000	12/20/19	Bank Of America N.A	(9,730)
900,000	03/20/16	Deutsche Bank N.A	25,982
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	40,416
400,000	12/20/15	Deutsche Bank AG	13,967

			$73,009

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	94.8
Short-Term Investments	12.1
Preferred Stocks	0.2
Common Stocks	0.0
Put Options Purchased	0.0
Warrants	0.0
TBA Sale Commitments	(8.4)
Other Assets and Liabilities (net)	1.3

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 96.9%

	Asset Backed Securities — 5.3%

159,128	Americredit Automobile Receivables Trust, Series 2005, Class A4, 5.02%, due 11/06/12	162,672
78,641	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.28%, due 10/25/36†	76,817
426,258	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34††	354,562
234,394	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 0.38%, due 06/25/27†	96,857
181,365	GS Auto Loan Trust, Series 2006-1, Class A4, 5.38%, due 01/15/14	184,636
262,645	Household Automotive Trust, Series 2005-3, Class A4, 4.94%, due 11/19/12	264,031
365,000	Household Automotive Trust, Series 2006-1, Class A4, 5.52%, due 03/18/13	375,894
199,858	Kiowa Power Partners LLC, 4.81%, due 12/30/13 144A	201,969
103,391	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33†	81,132
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤††† 144A	—
295,675	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	302,928
231,432	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	235,709

		2,337,207

	Convertible Debt — 1.1%

110,000	Amgen, Inc., 0.00%, due 03/01/32‡	81,950
141,000	National City Corp., Senior Note, 4.00%, due 02/01/11	144,349
198,000	US Bancorp, 0.00%, due 12/11/35†	195,277
51,000	US Bancorp, 0.00%, due 09/20/36†	48,649

		470,225

	Corporate Debt — 34.7%

600,000	ANZ National International Ltd/London, 2.38%, due 12/21/12 144A	596,052
150,000	ANZ National International Ltd/New Zealand, 6.20%, due 07/19/13 144A	161,609
90,000	Aquila Canada Finance Corp., 7.75%, due 06/15/11	94,586
100,000	Barclays Bank Plc, 5.20%, due 07/10/14	106,107
420,000	Boeing Co. (The), 1.88%, due 11/20/12	415,610
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	201,145
312,000	Citigroup, Inc., Global Note, 5.30%, due 10/17/12	325,234
160,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	170,568
356,000	Commonwealth Bank of Australia, 2.75%, due 10/15/12 144A	358,745
115,000	Consolidated Natural Gas Co., Series C, 6.25%, due 11/01/11	123,854
182,000	Countrywide Financial Corp., 5.80%, due 06/07/12	193,304
195,000	Countrywide Home Loans, Inc., 4.00%, due 03/22/11	199,211
215,000	CVS Caremark Corp., 6.30%, due 06/01/37†	185,536
184,000	CVS Caremark Corp., Senior Note, 0.56%, due 06/01/10†	184,098
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	321,242
215,000	Duke Energy Ohio, Inc., 2.10%, due 06/15/13	212,459
195,000	EDP Finance BV, 5.38%, due 11/02/12 144A	210,123
90,000	Energy East Corp., 8.05%, due 11/15/10	95,189
295,000	Enterprise Products Operating, LLC, Senior Note, 7.50%, due 02/01/11	312,655
250,000	ERAC USA Finance Co., 5.80%, due 10/15/12 144A	262,305

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

269,550	ESI Tractebel Funding Corp., 9.77%, due 12/30/10	280,227
635,000	Fondo Latinoamericano, 0.47%, due 02/15/11¤† 144A	605,915
407,000	General Electric Capital Corp., 3.50%, due 08/13/12	415,655
226,000	Goldman Sachs Group, Inc., 5.45%, due 11/01/12	243,150
400,000	Hewlett-Packard Co., 4.25%, due 02/24/12	419,789
105,000	KCP&L Greater Missouri Operations Co., 7.95%, due 02/01/11	109,777
175,000	KCP&L Greater Missouri Operations Co., 11.88%, due 07/01/12	202,754
400,000	Kellogg Co., 5.13%, due 12/03/12	434,400
200,000	MassMutual Global Funding II, 3.63%, due 07/16/12 144A	205,365
204,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	214,815
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	100,850
600,000	Morgan Stanley, 5.30%, due 03/01/13	632,856
100,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	105,981
100,000	National Rural Utilities Cooperative Finance Corp., 7.25%, due 03/01/12	109,979
205,000	Nisource Finance Corp., Guaranteed Note, 7.88%, due 11/15/10	214,959
1,000,000	Nordea Bank AB, 2.50%, due 11/13/12 144A	996,978
95,000	Old Dominion Electric Cooperative, Series A, 6.25%, due 06/01/11	100,118
195,000	Oncor Electric Delivery Co., 6.38%, due 05/01/12	210,723
190,000	Oracle Corp., 4.95%, due 04/15/13	204,036
205,000	Pacific Gas & Electric Co., 4.20%, due 03/01/11	211,605
300,000	Pepco Holdings, Inc., 4.00%, due 05/15/10	302,841
400,000	Philip Morris International, Inc., 4.88%, due 05/16/13	422,590
300,000	Praxair, Inc., 1.75%, due 11/15/12	297,306
253,000	Prudential Financial, Inc., 3.63%, due 09/17/12	256,907
155,000	Prudential Financial, Inc., 6.20%, due 01/15/15	166,941
200,000	Public Service Electric & Gas Co., 5.13%, due 09/01/12	214,667
100,000	Rabobank Nederland NV, 2.65%, due 08/17/12 144A	101,212
176,239	Selkirk Cogen Funding Corp., Series A, 8.98%, due 06/26/12	185,025
190,000	Sierra Pacific Power Co., Series H, 6.25%, due 04/15/12	200,210
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	102,368
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	94,238
288,000	Wells Fargo & Co., 4.38%, due 01/31/13	299,354
618,000	Westpac Banking Corp., 2.25%, due 11/19/12	616,969
200,000	Williams Cos. (The), Inc., 7.13%, due 09/01/11	213,825
250,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	255,708
320,000	Woodside Finance, Ltd., 4.50%, due 11/10/14 144A	323,202
300,000	Xerox Corp., Senior Note, 7.13%, due 06/15/10	306,893
210,000	XTO Energy, Inc., 5.90%, due 08/01/12	230,230

		15,340,050

	Mortgage Backed Securities — 22.1%

53,245	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35††	52,114
101,646	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A1, 5.42%, due 01/10/12	104,760

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

147,928	Banc of America Funding Corp., Series 2009-R6, Class 3A1, 5.61%, due 01/26/37† 144A	143,490
139,315	Banc of America Mortgage Securities, Inc., Series 2004-11, Class 3A1, 5.75%, due 12/25/24	141,103
183,195	BCAP LLC Trust, Series 2009-RR2, Class A1, 5.70%, due 01/21/38† 144A	172,740
113,850	BCAP LLC Trust, Series 2009-RR4, Class 2A1, 5.97%, due 07/26/36† 144A	110,434
138,392	BCAP LLC Trust, Series 2009-RR4, Class 3A1, 5.45%, due 04/26/37† 144A	137,008
55,048	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	46,815
105,038	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 3.91%, due 09/25/34†	58,935
99,993	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	103,526
125,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AAB, 5.38%, due 12/11/40	128,398
50,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB, 4.98%, due 02/11/41	51,031
75,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB, 4.80%, due 09/11/42	75,930
60,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	60,625
225,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class AAB, 5.13%, due 10/12/42†	230,914
228,263	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1, 5.59%, due 06/11/40	235,868
1,705	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	1,701
52,494	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1, 5.62%, due 12/10/49†	53,886
341,828	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.74%, due 11/25/36†	239,826
178,122	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1, 0.58%, due 07/25/36† 144A	156,747
139,007	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 12A1, 5.59%, due 07/25/36† 144A	131,361
180,360	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 6A1, 0.48%, due 07/25/36† 144A	163,226
266,730	Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.22%, due 03/10/39	269,175
109,010	Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A2, 5.00%, due 06/10/44	109,311
6,236	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	6,140
17,416	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	16,597
141,277	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	127,999
125,464	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.60%, due 06/25/37† 144A	117,936
197,726	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 25A1, 5.65%, due 07/27/36† 144A	189,817

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

125,899	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 28A1, 5.63%, due 08/27/37† 144A	118,345
153,790	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 2A1, 5.60%, due 04/26/37† 144A	143,025
262,236	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.10%, due 05/26/37† 144A	254,369
61,939	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.68%, due 02/25/37††	59,087
28,825	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	19,128
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	155,867
66,718	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	68,655
13,469	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	13,478
18,418	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	18,537
54,158	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	55,820
15,826	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	15,386
283,749	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.83%, due 05/25/37†	199,909
150,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, due 08/10/42	152,353
232,344	GSR Mortgage Loan Trust, Series 2004-3F, Class 2A3, 5.50%, due 02/25/34	233,799
197,996	GSR Mortgage Loan Trust, Series 2005-2F, Class 1A2, 5.00%, due 03/25/35	195,054
323,611	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.80%, due 06/25/37†	231,159
188,994	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.72%, due 01/25/37†	132,966
84,919	Jeffries & Co., Series 2009-R9, Class 1A1, 5.84%, due 08/26/46† 144A	81,523
110,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A4, 4.66%, due 01/15/42	108,440
44,632	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB, 4.85%, due 03/15/46†	45,392
230,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class ASB, 4.89%, due 08/15/42†	231,076
175,238	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.81%, due 08/25/36†	124,257
317,399	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.38%, due 06/25/37†	199,312
97,682	JP Morgan Re-REMIC, Series 2009-5, Class 2A1, 5.28%, due 01/26/37† 144A	90,832
97,300	JP Morgan Re-REMIC, Series 2009-5, Class 3A1, 5.86%, due 07/26/36† 144A	89,150
101,925	JP Morgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, due 02/27/37† 144A	94,790
106,422	JP Morgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, due 02/27/37† 144A	102,235
94,423	JP Morgan Re-REMIC, Series 2009-8, Class A1, 5.71%, due 04/20/36† 144A	86,700
85,807	JP Morgan Reremic, Series 2009-7, Class 13A1, 5.99%, due 06/27/37† 144A	83,581
104,038	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	104,002
80,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AAB, 5.01%, due 04/15/30	81,517
147,745	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A1, 5.61%, due 04/15/41	153,030
265,460	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 4.88%, due 01/25/34†	232,793
500,000	Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, due 06/12/47	507,187

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

85,384	Morgan Stanley Capital I, Series 2007-IQ14, Class A1, 5.38%, due 04/15/49	87,475
96,147	Morgan Stanley Capital I, Series 2007-IQ16, Class A1, 5.32%, due 12/12/49	99,064
523,883	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, due 12/25/32	525,643
186,471	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	173,140
3,396	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	3,346
33,453	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	32,265
354,387	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.72%, due 04/20/47†	273,488
41,494	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	39,710
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class APB, 5.04%, due 03/15/42	153,064
445,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class APB, 5.09%, due 07/15/42†	450,972
13,605	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	13,472

		9,771,806

	Municipal Obligations — 0.3%

110,000	Puyallup, WA, 5.25%, due 12/01/11	112,512

	U.S. Government and Agency Obligations — 33.4%

12,240,000	U.S. Treasury Note, 1.00%, due 12/31/11	12,209,412
843,000	U.S. Treasury Note, 1.13%, due 12/15/12	829,759
1,710,000	U.S. Treasury Note, 2.63%, due 12/31/14	1,705,594

		14,744,765

	TOTAL DEBT OBLIGATIONS (COST $43,492,840)	42,776,565

	SHORT-TERM INVESTMENTS — 2.7%

	Bank Deposits — 2.7%

1,212,952	Euro Time Deposit, 0.01%, due 01/04/10	1,212,952

	TOTAL SHORT-TERM INVESTMENTS (COST $1,212,952)	1,212,952

	TOTAL INVESTMENTS — 99.6% (Cost $44,705,792)	43,989,517

	Other Assets and Liabilities (net) — 0.4%	183,047

	NET ASSETS — 100.0%	$44,172,564

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited.

REMIC — Real Estate Mortgage Investment Conduit

¤ Illiquid security. The total market value of the securities at period end is $605,915 which represents 1.4% of net assets.

† Floating rate note. Rate shown is as of December 31, 2009.

†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

††† Security is currently in default.

‡ Zero coupon bond.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,591,634 or 14.9% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2009 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	96.9
Short-Term Investments	2.7
Other Assets and Liabilities (net)	0.4

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments
December 31, 2009 (Unaudited)

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

The Funds are classified as “non-diversified” for purposes of the 1940 Act, which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. Because of this, the gains and losses on a single issuer may have a greater impact on a Fund’s net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, which includes capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation and income
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2009, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, hereinafter referred to as Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

considered by the Advisor or the applicable Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below). Investments in investment companies are valued at their net asset values (“NAV”).

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at December 31, 2009, substantially all foreign equity securities held by Non-US Core Equity were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Funds follow Financial Accounting Standards Board Statement (“FASB”) of Accounting Standards Codification ASC 820, “Fair Value Measurements” (“ASC 820”), effective April 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds’ estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

In April 2009, FASB issued Accounting Standards Codification ASC 820-10, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”). ASC 820-10 provides additional guidance for estimating fair value in accordance with ASC 820, when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820-10 is effective for fiscal years and interim periods ending after June 15, 2009.

At December 31, 2009, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, and Small/Mid Cap Value each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedule of investments, and a short-term investment position in Euro Time Deposits as shown in the schedule of investments, which is classified as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$—	$35,054,197	$—	$35,054,197
Austria	—	5,885,930	—	5,885,930
Belgium	—	9,223,812	—	9,223,812
Bermuda	—	7,479,858	—	7,479,858
Brazil	8,096,021	—	—	8,096,021
Canada	23,054,196	—	—	23,054,196
Cayman Islands	714,590	4,676,482	—	5,391,072
China	—	4,756,978	—	4,756,978
Denmark	—	6,173,885	—	6,173,885
Egypt	2,686,879	1,852,140	—	4,539,019
Finland	—	17,842,566	—	17,842,566
France	—	91,266,077	—	91,266,077
Germany	—	58,139,265	—	58,139,265
Greece	—	8,000,722	—	8,000,722
Hong Kong	—	14,552,649	—	14,552,649
India	3,893,829	1,732,154	—	5,625,983
Indonesia	879,300	1,429,697	—	2,308,997
Ireland	4,471,779	1,960,349	—	6,432,128
Israel	5,540,860	2,476,471	—	8,017,331
Italy	—	31,171,753	—	31,171,753
Japan	—	189,080,834	—	189,080,834
Luxembourg	3,611,632	6,994,572	—	10,606,204
Malaysia	—	287,058	—	287,058
Mauritius	—	162,487	—	162,487
Mexico	7,241,539	—	—	7,241,539
Netherlands	—	24,743,586	—	24,743,586
New Zealand	—	1,393,116	—	1,393,116
Norway	—	7,399,113	—	7,399,113

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Pakistan	$—	$329,167	$—	$329,167
Philippines	1,199,704	—	—	1,199,704
Portugal	—	7,038,925	—	7,038,925
Russia	5,754,872	—	—	5,754,872
Singapore	—	15,440,905	—	15,440,905
South Africa	—	7,366,546	—	7,366,546
South Korea	1,005,674	11,907,444	—	12,913,118
Spain	—	29,271,376	—	29,271,376
Sweden	—	21,948,913	—	21,948,913
Switzerland	—	61,140,815	—	61,140,815
Taiwan	2,909,746	1,792,779	—	4,702,525
Thailand	—	1,786,752	—	1,786,752
Turkey	1,018,968	4,164,613	—	5,183,581
United Kingdom	—	187,751,556	—	187,751,556
United States	724,599	2,235,178	—	2,959,777

Total Common Stocks	72,804,188	885,910,720	—	958,714,908

Preferred Stocks
Brazil	1,660,888	—	—	1,660,888
Germany	—	2,221,287	—	2,221,287
South Korea	—	672,907	—	672,907

Total Preferred Stocks	1,660,888	2,894,194	—	4,555,082

Rights
Belgium	—	0	—	0

Total Rights	—	0	—	0

Call Options Purchased
Purchased Options	—	293,478	—	293,478

Total Call Options Purchased	—	293,478	—	293,478

Short-Term Investments
Bank Deposits	—	21,442,587	—	21,442,587
Certificates of Deposit	—	2,827,995	—	2,827,995
U.S. Government and Agency Obligations	—	5,599,468	—	5,599,468

Total Short-Term Investments	—	29,870,050	—	29,870,050

Forward Currency Contracts
Buys	—	651,058	—	651,058
Sales	—	2,215,426	—	2,215,426
Futures Contracts
Buys	—	515,563	—	515,563

Total	$74,465,076	$922,350,489	$—	$996,815,565

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Currency Contracts
Buys	$—	$(923,774)	$—	$(923,774)
Sales	—	(468,440)	—	(468,440)
Futures Contracts
Sales	(118,059)	—	—	(118,059)

Total	$(118,059)	$(1,392,214)	$—	$(1,510,273)

Core Opportunistic

ASSETS VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$21,244,876	$—	$21,244,876
Convertible Debt	—	203,350	—	203,350
Corporate Debt	—	187,253,937	—	187,253,937
Mortgage Backed Securities	—	215,249,497	—	215,249,497
Municipal Obligations	—	4,846,100	—	4,846,100
Sovereign Debt Obligations	—	2,730,594	—	2,730,594
U.S. Government and Agency Obligations	—	179,465,391	—	179,465,391

Total Debt Obligations	—	610,993,745	—	610,993,745

Common Stocks
Building Materials	9,800	—	—	9,800
Diversified Financial Services	244,735	—	—	244,735

Total Common Stocks	254,535	—	—	254,535

Preferred Stocks
Banks	550,800	—	—	550,800
Diversified Financial Services	293,339	—	—	293,339
Sovereign	55,793	1,120	—	56,913

Total Preferred Stocks	899,932	1,120	—	901,052

Warrants
Media	1,827	—	—	1,827

Total Warrants	1,827	—	—	1,827

Put Options Purchased
Purchased Options	112,500	—	—	112,500

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments
U.S. Government and Agency Obligations	$—	$33,776,004	$—	$33,776,004
Repurchase Agreements	—	30,800,000	—	30,800,000
Bank Deposits	—	13,618,040	—	13,618,040

Total Short-Term Investments	—	78,194,044	—	78,194,044

Forward Currency Contracts
Sales	—	62,088	—	62,088
Futures Contracts
Buys	—	912,633	—	912,633
Sales	—	725,854	—	725,854
Swaps
Credit Default Swaps	—	82,379	—	82,379

Total	$1,268,794	$690,971,863	$—	$692,240,657

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TBA Sale Commitments
TBA Sale Commitments	$—	$(54,330,470)	$—	$(54,330,470)

Total TBA Sale Commitments	—	(54,330,470)	—	(54,330,470)

Forward Currency Contracts
Buys	—	(48,070)	—	(48,070)
Futures Contracts
Buys	—	(378,533)	—	(378,533)
Written Options	—	(895,878)	—	(895,878)
Credit Default Swaps	—	(9,730)	—	(9,730)

Total	$—	$(55,662,681)	$—	$(55,662,681)

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

Short Maturity

ASSETS VALUATION INPUTS

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$2,337,207	$—	$2,337,207
Convertible Debt	—	470,225	—	470,225
Corporate Debt	—	15,340,050	—	15,340,050
Mortgage Backed Securities	—	9,771,806	—	9,771,806
Municipal Obligations	—	112,512	—	112,512
U.S. Government and Agency Obligations	—	14,744,765	—	14,744,765

Total Debt Obligations	—	42,776,565	—	42,776,565

Short-Term Investments
Bank Deposits	—	1,212,952	—	1,212,952

Total Short-Term Investments	—	1,212,952	—	1,212,952

Total	$—	$43,989,517	$—	$43,989,517

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB Accounting Standards Codification ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

At December 31, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased(1)	$293,478	$—	$—	$293,478
Rights(1)	—	0	—	0
Futures Contracts(2)	—	—	515,563	515,563
Forward Contracts(1)	2,866,484	—	—	2,866,484

Total Value	$3,159,962	$0	$515,563	$3,675,525

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

LIABILITY DERIVATIVES

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts(2)	$—	$—	$(118,059)	$(118,059)
Forward Contracts(3)	(1,392,214)	—		(1,392,214)

Total Value	$(1,392,214)	$—	$(118,059)	$(1,510,273)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)

	Foreign
	Exchange	Equity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased			6,145,000	6,145,000
Warrants	—	131,738	—	131,738
Futures Contracts	—	—	335	335

Core Opportunistic

ASSET DERIVATIVES

	Interest	Foreign
	Rate	Exchange		Other
	Contracts Risk	Contracts Risk	Credit Risk	Contracts Risk	Total
Warrants(1)	$—	$—	$—	$1,827	$1,827
Options Purchased(1)	—	—	—	112,500	112,500
Futures Contracts(2)	1,638,487	—	—	—	1,638,487
Swap Contracts(1)	—	—	82,739	—	82,739
Forward Contracts(1)		62,088	—	—	62,088

Total Value	$1,638,487	$62,088	82,739	$114,327	$1,897,641

LIABILITY DERIVATIVES

	Interest	Foreign
	Rate	Exchange		Other
	Contracts Risk	Contracts Risk	Credit Risk	Contracts Risk	Total
Options Written(3)	$(64,945)	$—	$—	$(220,103)	$(285,048)
Swaptions Written(3)	(610,830)	—	—	—	(610,830)
Futures Contracts(2)	(378,533)	—	—	—	(378,533)
Swap Contracts(3)	—	—	(9,730)	—	(9,730)
Forward Contracts(3)	—	(48,070)	—	—	(48,070)

Total Value	$(1,054,308)	$(48,070)	$(9,730)	$(220,103)	$(1,332,211)

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)

	Interest	Foreign
	Rate	Exchange		Other
	Contracts Risk	Contracts Risk	Credit Risk	Contracts Risk	Total
Warrants	—	—	—	307	307
Options Purchased	—	—	—	80,000	80,000
Options Written	(4,400,000)	—	—	346	(4,400,346)
Swaptions Written	(58,600,000)	—	—	—	(58,600,000)
Swap Contracts	—	—	5,700,000	—	5,700,000
Futures Contracts	933	—	—	—	933

(1)	Statement of Assets and Liabilities location: Investments at value and Receivables for open forward currency contracts and Swap contracts, at value.
(2)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Payable for open forward currency contracts, Written options, at value, and Swap contracts, at value.
(4)	Amounts disclosed equal amounts outstanding at December 31, 2009.

The Funds follow FASB Accounting Standards Codification ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”, effective July 1, 2008. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions with sell protection held in Core Opportunistic at December 31, 2009:

					Maximum
					Potential Amount
					of Future	Receive
					Payments by	(Pay)
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	Value
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	$1,600,000	1.00%	Cash	$(9,730)
400,000	USD	12/20/2010	Goldman Sachs International	Sell	400,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A	$678
300,000	USD	12/20/2010	Citibank N.A.	Sell	300,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A	$509
700,000	USD	12/20/2010	Deutsche Bank AG	Sell	700,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A	$1,187

					$3,000,000			$(7,356)

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending program managed by State Street Bank and Trust Company (the “State Street Program”) due to the economic environment and credit market conditions. As of December 31, 2009, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of December 31, 2009.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund or its Subadvisor will earmark or direct State Street Bank and Trust Company, the

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the obligations under the transaction. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative transactions, a Fund or it Subadvisor will earmark or cause the Custodian to designate on the Fund’s records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At December 31, 2009, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swaps are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor or a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index, in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of the swap counterparty in order to minimize the risk of the swap.

A Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

See the Core Opportunistic Equity Schedule of Investments for a listing of open swap agreements as of December 31, 2009.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency called for by the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of December 31, 2009.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of December 31, 2009.

Transactions in written option contracts for Core Opportunistic for the period ended December 31, 2009, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2009	211	$170,377
Options written	63,001,473	1,669,596
Options terminated in closing purchase transactions	(535)	(355,077)
Options expired	(803)	(503,221)

Options outstanding at December 31, 2009	63,000,346	$981,675

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2009.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At December 31, 2009, none of the Funds held securities sold short.

(m) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of December 31, 2009.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation. At December 31, 2009, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. See each Fund’s Schedule of Investments for open REIT securities held as of December 31, 2009. Short Maturity did not hold any REITs as of December 31, 2009.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for open indexed securities held as of December 31, 2009.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2009 (Unaudited)

(s) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for open mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of December 31, 2009.

3.	Federal Income Taxes

As of December 31, 2009, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$307,001,475	$64,649,973	$(18,814,738)	$45,835,235
Large Cap Value	308,070,598	54,412,586	(22,395,009)	32,017,577
Small/Mid Cap Growth	180,486,886	37,297,281	(7,709,359)	29,587,922
Small/Mid Cap Value	182,087,617	31,008,832	(6,173,387)	24,835,445
Non-US Core	930,443,667	134,445,924	(71,456,073)	62,989,851
Core Opportunistic	702,333,344	17,707,150	(29,582,791)	(11,875,641)
Short Maturity	44,707,514	389,484	(1,107,481)	(717,997)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

4.	Subsequent Events

In accordance with the provisions set forth in FASB Accounting Standards Codification ASC 855, “Subsequent Events”, followed by the Funds as of December 31, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 25, 2010. Management has determined that there are no material events that would require disclosure in the Funds’ financial statement through this date.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Phillip J. de Cristo Phillip J. de Cristo
President and Chief Executive Officer

Date	2/22/2010
     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Phillip J. de Cristo Phillip J. de Cristo
President and Chief Executive Officer

Date	2/22/2010

By	/s/ Richard S. Joseph Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer

Date	2/22/2010